THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities
December 31, 2024

	Invesco V.I. Global Real Estate Fund	Invesco V.I. Balanced-Risk Allocation Fund	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	Fidelity® VIP Investment Grade Bond Portfolio	Fidelity® VIP Government Money Market Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	854,628	2,397,118	948,285	668,713	4,205,370	2,633,381	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	107,488	2,643,180	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	25,758,500	18,672,802
Total investments	107,488	2,643,180	854,628	2,397,118	948,285	668,713	4,205,370	2,633,381	25,758,500	18,672,802
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	4	91	26	65	27	19	111	80	3,402	10,555
Other assets	—	3	—	1	—	—	2	—	—	10
Total assets	107,492	2,643,274	854,654	2,397,184	948,312	668,732	4,205,483	2,633,461	25,761,902	18,683,367
Liabilities:
Due to Sponsor Company	4	91	26	65	27	19	111	80	3,402	10,555
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	2	—	—	—	—	—
Total liabilities	4	91	26	65	29	19	111	80	3,402	10,555
Net assets:
For contract liabilities	$107,488	$2,643,183	$854,628	$2,397,119	$948,283	$668,713	$4,205,372	$2,633,381	$25,758,500	$18,672,812

Contract Liabilities:
class None	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	854,628	2,397,119	948,283	668,713	4,205,372	2,633,381	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	107,488	2,643,183	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	25,758,500	18,672,812
Total contract liabilities	$107,488	$2,643,183	$854,628	$2,397,119	$948,283	$668,713	$4,205,372	$2,633,381	$25,758,500	$18,672,812

Shares:
class None	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	56,673	94,338	104,552	18,612	34,363	39,222	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	8,237	319,611	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	2,425,471	18,672,802
Total shares	8,237	319,611	56,673	94,338	104,552	18,612	34,363	39,222	2,425,471	18,672,802

Cost	$125,858	$2,980,660	$763,077	$2,222,551	$1,032,581	$683,100	$3,366,321	$2,195,184	$29,825,019	$18,672,802

Deferred contracts in the accumulation period:
Units owned by participants #	4,744	197,312	48,102	138,911	93,343	31,598	127,457	111,067	1,848,573	1,844,391
Minimum unit fair value #*	$21.738859	$11.809379	$17.454352	$16.778666	$9.961868	$20.635073	$32.014909	$23.240863	$11.005435	$9.212650
Maximum unit fair value #*	$23.006159	$13.999730	$18.288946	$17.580986	$10.397574	$21.621687	$33.545465	$24.351998	$13.872539	$10.876238
Contract liability	$105,490	$2,643,183	$854,628	$2,397,119	$948,283	$668,713	$4,205,372	$2,633,381	$25,600,259	$18,641,491

Contracts in payout (annuitization) period:
Units owned by participants #	87	—	—	—	—	—	—	—	11,407	3,117
Minimum unit fair value #*	$23.006159	$—	$—	$—	$—	$—	$—	$—	$13.872539	$10.008456
Maximum unit fair value #*	$23.006159	$—	$—	$—	$—	$—	$—	$—	$13.872539	$10.157181
Contract liability	$1,998	$—	$—	$—	$—	$—	$—	$—	$158,241	$31,321

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (continued)
December 31, 2024

	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Balanced Portfolio	Franklin Income VIP Fund	Templeton Growth VIP Fund	Templeton Global Bond VIP Fund	BlackRock Global Allocation V.I. Fund	Morgan Stanley VIF Emerging Markets Equity Portfolio	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	PIMCO VIT Low Duration Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	2,056,013	1,593,606	873,745	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	357,551	1,490,294
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	5,606,593	—	—
class II	—	—	—	—	—	—	1,604,856	—	—	—
class III	—	—	—	—	—	1,229,601	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	323,731	1,727,581	—	—	—	—	—	—	—	—
Total investments	323,731	1,727,581	2,056,013	1,593,606	873,745	1,229,601	1,604,856	5,606,593	357,551	1,490,294
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	15	74	3,059	41	21,832	67	56	215	16	50
Other assets	1	—	1	1	2	2	4	2	—	1
Total assets	323,747	1,727,655	2,059,073	1,593,648	895,579	1,229,670	1,604,916	5,606,810	357,567	1,490,345
Liabilities:
Due to Sponsor Company	15	74	3,059	41	21,832	67	56	215	16	50
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	2	—
Total liabilities	15	74	3,059	41	21,832	67	56	215	18	50
Net assets:
For contract liabilities	$323,732	$1,727,581	$2,056,014	$1,593,607	$873,747	$1,229,603	$1,604,860	$5,606,595	$357,549	$1,490,295

Contract Liabilities:
class None	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	2,056,014	1,593,607	873,747	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	357,549	1,490,295
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	5,606,595	—	—
class II	—	—	—	—	—	—	1,604,860	—	—	—
class III	—	—	—	—	—	1,229,603	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	323,732	1,727,581	—	—	—	—	—	—	—	—
Total contract liabilities	$323,732	$1,727,581	$2,056,014	$1,593,607	$873,747	$1,229,603	$1,604,860	$5,606,595	$357,549	$1,490,295

Shares:
class None	—	—	—	—	—	—	—	—	—	—
class 2	—	—	143,176	127,693	76,779	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	31,064	154,595
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	488,805	—	—
class II	—	—	—	—	—	—	117,400	—	—	—
class III	—	—	—	—	—	95,392	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	12,872	72,924	—	—	—	—	—	—	—	—
Total shares	12,872	72,924	143,176	127,693	76,779	95,392	117,400	488,805	31,064	154,595

Cost	$298,518	$1,433,976	$2,138,382	$1,358,443	$1,062,430	$1,378,491	$1,671,572	$4,982,848	$393,833	$1,503,717

Deferred contracts in the accumulation period:
Units owned by participants #	12,782	47,572	70,312	76,922	91,351	64,243	138,447	266,672	27,290	135,436
Minimum unit fair value #*	$19.880067	$31.676928	$18.555351	$16.399386	$7.218075	$16.143489	$10.603732	$15.965434	$10.206531	$9.155163
Maximum unit fair value #*	$28.222738	$37.076474	$29.253601	$27.121293	$10.439213	$23.420456	$11.988198	$23.574812	$14.276231	$11.612892
Contract liability	$323,732	$1,727,581	$1,863,468	$1,563,070	$790,639	$1,229,603	$1,604,860	$5,606,595	$357,549	$1,490,295

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	6,582	1,415	8,108	—	—	—	—	—
Minimum unit fair value #*	$—	$—	$29.253601	$19.517237	$7.939952	$—	$—	$—	$—	$—
Maximum unit fair value #*	$—	$—	$29.253601	$27.121293	$10.439213	$—	$—	$—	$—	$—
Contract liability	$—	$—	$192,546	$30,537	$83,108	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (continued)
December 31, 2024

	T. Rowe Price Health Sciences Portfolio	VanEck VIP Global Resources Fund	The Merger Fund ® VL	PIMCO VIT Dynamic Bond Portfolio	LVIP American Century Inflation Protection Fund	AB VPS Dynamic Asset Allocation Portfolio	AB VPS Sustainable Global Thematic Portfolio	ALPS | Alerian Energy Infrastructure Portfolio	ALPS Global Opportunity Portfolio	American Funds Insurance Series® U.S. Government Securities Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	1,263,989
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	1,211,107	—	—	—	—	—	—
class B	—	—	—	—	—	1,183,894	543,648	—	—	—
class I	—	—	1,373,169	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	6,786,977	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	2,060,625	1,259,911	—
class S	—	628,101	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	7,030,865	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total investments	6,786,977	628,101	1,373,169	1,211,107	7,030,865	1,183,894	543,648	2,060,625	1,259,911	1,263,989
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	233	21	46	39	239	42	22	70	43	37
Other assets	—	—	1	5	—	1	—	2	—	—
Total assets	6,787,210	628,122	1,373,216	1,211,151	7,031,104	1,183,937	543,670	2,060,697	1,259,954	1,264,026
Liabilities:
Due to Sponsor Company	233	21	46	39	239	42	22	70	43	37
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	3	—	—	—	2	3
Total liabilities	233	21	46	39	242	42	22	70	45	40
Net assets:
For contract liabilities	$6,786,977	$628,101	$1,373,170	$1,211,112	$7,030,862	$1,183,895	$543,648	$2,060,627	$1,259,909	$1,263,986

Contract Liabilities:
class None	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	1,263,986
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	1,211,112	—	—	—	—	—	—
class B	—	—	—	—	—	1,183,895	543,648	—	—	—
class I	—	—	1,373,170	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	6,786,977	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	2,060,627	1,259,909	—
class S	—	628,101	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	7,030,862	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$6,786,977	$628,101	$1,373,170	$1,211,112	$7,030,862	$1,183,895	$543,648	$2,060,627	$1,259,909	$1,263,986

Shares:
class None	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	133,897
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	138,571	—	—	—	—	—	—
class B	—	—	—	—	—	121,800	16,575	—	—	—
class I	—	—	122,277	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	142,524	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	144,301	94,873	—
class S	—	26,116	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	767,227	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total shares	142,524	26,116	122,277	138,571	767,227	121,800	16,575	144,301	94,873	133,897

Cost	$6,873,714	$574,015	$1,369,014	$1,327,988	$8,121,069	$1,221,818	$537,981	$1,462,337	$1,156,867	$1,556,507

Deferred contracts in the accumulation period:
Units owned by participants #	231,404	72,710	108,890	109,825	673,282	70,536	21,704	116,965	61,343	131,092
Minimum unit fair value #*	$17.955309	$7.783445	$11.511665	$10.286674	$9.503019	$12.592649	$22.503500	$16.174157	$19.031656	$9.432594
Maximum unit fair value #*	$31.811621	$11.314355	$13.014626	$11.561648	$10.846635	$15.182621	$24.993392	$18.285784	$21.045641	$9.883692
Contract liability	$6,786,977	$628,101	$1,373,170	$1,211,112	$7,030,862	$1,003,406	$540,969	$2,060,627	$1,259,909	$1,263,986

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	11,888	107	—	—	—
Minimum unit fair value #*	$—	$—	$—	$—	$—	$15.182621	$24.993392	$—	$—	$—
Maximum unit fair value #*	$—	$—	$—	$—	$—	$15.182621	$24.993392	$—	$—	$—
Contract liability	$—	$—	$—	$—	$—	$180,489	$2,679	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (continued)
December 31, 2024

	Davis Financial Portfolio	Davis Real Estate Portfolio	Macquarie VIP High Income Series	Gabelli Capital Asset Fund	Guggenheim VT Multi-Hedge Strategies Fund	Guardian All Cap Core VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund
	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$1,245,533	$1,340,176	$—	$3,048,018	$261,300	$8,072,613	$6,319,660	$249,954,512	$169,196,329	$103,739,917
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	4,511,475	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total investments	1,245,533	1,340,176	4,511,475	3,048,018	261,300	8,072,613	6,319,660	249,954,512	169,196,329	103,739,917
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	50	106	156	116	9	1,053	285	86,320	73,092	10,308
Other assets	1	1	2	2	1	1	2	1	—	5
Total assets	1,245,584	1,340,283	4,511,633	3,048,136	261,310	8,073,667	6,319,947	250,040,833	169,269,421	103,750,230
Liabilities:
Due to Sponsor Company	50	106	156	116	9	1,053	285	86,320	73,092	10,308
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	11	—
Total liabilities	50	106	156	116	9	1,053	285	86,320	73,103	10,308
Net assets:
For contract liabilities	$1,245,534	$1,340,177	$4,511,477	$3,048,020	$261,301	$8,072,614	$6,319,662	$249,954,513	$169,196,318	$103,739,922

Contract Liabilities:
class None	$1,245,534	$1,340,177	$—	$3,048,020	$261,301	$8,072,614	$6,319,662	$249,954,513	$169,196,318	$103,739,922
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	4,511,477	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,245,534	$1,340,177	$4,511,477	$3,048,020	$261,301	$8,072,614	$6,319,662	$249,954,513	$169,196,318	$103,739,922

Shares:
class None	81,514	93,197	—	205,531	11,007	646,326	498,003	24,291,012	15,739,193	3,287,070
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	1,539,753	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total shares	81,514	93,197	1,539,753	205,531	11,007	646,326	498,003	24,291,012	15,739,193	3,287,070

Cost	$1,099,400	$1,347,331	$4,831,234	$3,516,127	$267,614	$6,394,666	$5,000,541	$242,690,903	$173,648,426	$46,195,485

Deferred contracts in the accumulation period:
Units owned by participants #	30,178	60,670	326,111	90,187	24,560	673,350	510,873	25,222,360	17,695,017	4,180,735
Minimum unit fair value #*	$32.053931	$20.177602	$12.180637	$30.789657	$9.743862	$11.635286	$12.005174	$9.696218	$8.973235	$21.654850
Maximum unit fair value #*	$63.050875	$22.273305	$14.446942	$34.470559	$11.016275	$11.918785	$12.351885	$9.934445	$10.257131	$28.060126
Contract liability	$1,242,613	$1,332,896	$4,511,477	$3,048,020	$261,301	$8,019,201	$6,222,968	$249,587,002	$169,139,255	$103,586,021

Contracts in payout (annuitization) period:
Units owned by participants #	86	327	—	—	—	4,481	7,925	37,150	5,943	6,324
Minimum unit fair value #*	$34.011549	$22.273305	$—	$—	$—	$11.918785	$12.201580	$9.813149	$9.278205	$22.560205
Maximum unit fair value #*	$34.011549	$22.273305	$—	$—	$—	$11.918785	$12.201580	$9.934445	$9.844253	$28.060126
Contract liability	$2,921	$7,281	$—	$—	$—	$53,413	$96,694	$367,511	$57,063	$153,901

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (continued)
December 31, 2024

	Guardian Equity Income VIP Fund	Guardian Global Utilities VIP Fund	Guardian Growth & Income VIP Fund	Guardian International Equity VIP Fund	Guardian International Growth VIP Fund	Guardian Integrated Research VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Large Cap Disciplined Value VIP Fund	Guardian Mid Cap Relative Value VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$18,417,186	$47,945,645	$105,920,031	$225,527,553	$78,999,324	$276,374,250	$191,177,693	$304,084,561	$91,942,598	$110,929,686
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total investments	18,417,186	47,945,645	105,920,031	225,527,553	78,999,324	276,374,250	191,177,693	304,084,561	91,942,598	110,929,686
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	18,027	26,214	12,499	133,442	25,681	164,478	109,515	184,574	108,567	70,799
Other assets	1	1	6	1	3	9	7	7	2	—
Total assets	18,435,214	47,971,860	105,932,536	225,660,996	79,025,008	276,538,737	191,287,215	304,269,142	92,051,167	111,000,485
Liabilities:
Due to Sponsor Company	18,027	26,214	12,499	133,442	25,681	164,478	109,515	184,574	108,567	70,799
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	1
Total liabilities	18,027	26,214	12,499	133,442	25,681	164,478	109,515	184,574	108,567	70,800
Net assets:
For contract liabilities	$18,417,187	$47,945,646	$105,920,037	$225,527,554	$78,999,327	$276,374,259	$191,177,700	$304,084,568	$91,942,600	$110,929,685

Contract Liabilities:
class None	$18,417,187	$47,945,646	$105,920,037	$225,527,554	$78,999,327	$276,374,259	$191,177,700	$304,084,568	$91,942,600	$110,929,685
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$18,417,187	$47,945,646	$105,920,037	$225,527,554	$78,999,327	$276,374,259	$191,177,700	$304,084,568	$91,942,600	$110,929,685

Shares:
class None	1,518,317	3,268,278	4,707,557	16,437,868	4,685,606	10,247,469	5,763,572	8,467,963	3,971,603	5,186,054
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total shares	1,518,317	3,268,278	4,707,557	16,437,868	4,685,606	10,247,469	5,763,572	8,467,963	3,971,603	5,186,054

Cost	$15,307,780	$34,830,998	$65,827,850	$206,791,747	$70,002,343	$202,147,274	$110,470,658	$165,356,576	$56,743,755	$66,421,511

Deferred contracts in the accumulation period:
Units owned by participants #	1,564,357	3,525,182	5,930,118	20,178,123	5,869,429	17,749,915	7,644,140	11,501,932	4,511,660	6,062,440
Minimum unit fair value #*	$11.507251	$13.101870	$15.585668	$10.326393	$11.772521	$12.283764	$21.808318	$23.393919	$15.715845	$16.057893
Maximum unit fair value #*	$11.663122	$13.701741	$20.004522	$12.743090	$14.989987	$23.978977	$29.491548	$31.927852	$20.582515	$19.017628
Contract liability	$18,240,799	$47,929,499	$105,687,516	$225,498,804	$78,977,132	$276,262,090	$191,065,384	$302,901,576	$91,918,233	$110,871,139

Contracts in payout (annuitization) period:
Units owned by participants #	15,124	1,188	13,638	2,579	1,559	6,389	4,447	47,338	1,189	3,115
Minimum unit fair value #*	$11.663122	$13.378801	$16.237361	$10.611012	$12.096980	$12.442581	$22.792934	$24.450138	$19.981073	$16.729355
Maximum unit fair value #*	$11.663122	$13.701741	$20.004522	$12.198137	$14.989987	$23.978977	$29.491548	$31.927852	$20.582515	$19.017628
Contract liability	$176,388	$16,147	$232,521	$28,750	$22,195	$112,169	$112,316	$1,182,992	$24,367	$58,546

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (continued)
December 31, 2024

	Guardian Mid Cap Traditional Growth VIP Fund	Guardian Multi-Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small-Mid Cap Core VIP Fund	Guardian Total Return Bond VIP Fund	Guardian U.S. Government Securities VIP Fund	Janus Henderson VIT Global Technology and Innovation Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$50,802,247	$183,283,684	$189,687,156	$141,395,548	$204,184,987	$141,868,269	$217,264,704	$219,403,532	$155,628,831	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	48,796,396
class SRV2	—	—	—	—	—	—	—	—	—	—
Total investments	50,802,247	183,283,684	189,687,156	141,395,548	204,184,987	141,868,269	217,264,704	219,403,532	155,628,831	48,796,396
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	61,390	65,160	101,491	55,923	105,897	51,019	72,719	63,134	57,445	10,363
Other assets	—	5	1	3	2	—	9	1	1	2
Total assets	50,863,637	183,348,849	189,788,648	141,451,474	204,290,886	141,919,288	217,337,432	219,466,667	155,686,277	48,806,761
Liabilities:
Due to Sponsor Company	61,390	65,160	101,491	55,923	105,897	51,019	72,719	63,134	57,445	10,363
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	61,390	65,160	101,491	55,923	105,897	51,019	72,719	63,134	57,445	10,363
Net assets:
For contract liabilities	$50,802,247	$183,283,689	$189,687,157	$141,395,551	$204,184,989	$141,868,269	$217,264,713	219,403,533	$155,628,832	$48,796,398

Contract Liabilities:
class None	$50,802,247	$183,283,689	$189,687,157	$141,395,551	$204,184,989	$141,868,269	$217,264,713	$219,403,533	$155,628,832	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	48,796,398
class SRV2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$50,802,247	$183,283,689	$189,687,157	$141,395,551	$204,184,989	$141,868,269	$217,264,713	$219,403,533	$155,628,832	$48,796,398

Shares:
class None	1,969,079	19,131,909	14,198,140	13,276,577	15,294,756	12,543,614	21,155,278	22,830,753	15,609,712	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	2,306,068
class SRV2	—	—	—	—	—	—	—	—	—	—
Total shares	1,969,079	19,131,909	14,198,140	13,276,577	15,294,756	12,543,614	21,155,278	22,830,753	15,609,712	2,306,068

Cost	$31,910,506	$192,548,595	$151,021,207	$132,907,842	$153,082,975	$121,632,986	$203,131,580	229,482,016	$158,572,852	$28,573,638

Deferred contracts in the accumulation period:
Units owned by participants #	2,226,668	20,629,657	15,384,152	13,797,445	16,009,149	13,022,883	22,145,706	24,598,366	16,833,137	986,457
Minimum unit fair value #*	$21.536614	$8.555839	$10.256994	$10.047669	$12.454580	$10.501160	$9.535455	$8.516292	$8.904151	$37.810340
Maximum unit fair value #*	$22.938648	$8.947579	$12.478147	$10.281993	$13.031762	$11.716154	$9.848123	$9.575200	$9.311846	$68.570742
Contract liability	$50,788,048	$183,226,721	$189,633,509	$141,322,631	$204,104,706	$141,586,854	$217,121,340	$219,352,155	$155,589,640	$48,794,478

Contracts in payout (annuitization) period:
Units owned by participants #	622	6,410	4,479	7,106	6,296	26,081	14,636	5,759	4,251	41
Minimum unit fair value #*	$22.268492	$8.736667	$10.426726	$10.156490	$12.615587	$10.722630	$9.704888	$8.810713	$9.092355	$47.198108
Maximum unit fair value #*	$22.938648	$8.947579	$12.478147	$10.281993	$12.801745	$10.845471	$9.848123	$8.975592	$9.311846	$47.198108
Contract liability	$14,199	$56,968	$53,648	$72,920	$80,283	$281,415	$143,373	$51,378	$39,192	$1,920

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (continued)
December 31, 2024

	Lazard Retirement Global Dynamic Multi-Asset Portfolio	MFS® Blended Research® Core Equity Portfolio	MFS® Technology Portfolio	Pioneer Bond VCT Portfolio	DWS Alternative Asset Allocation VIP	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS International VIP Series	Victory RS Large Cap Alpha VIP Series	Victory RS Small Cap Growth Equity VIP Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	393,648	—	—	—	—	—
class I	—	—	—	—	—	19,278,436	5,872,768	17,744,608	215,201,976	6,751,874
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	29,241,037	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	3,633,045	22,199,642	13,346,001	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total investments	3,633,045	22,199,642	13,346,001	29,241,037	393,648	19,278,436	5,872,768	17,744,608	215,201,976	6,751,874
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	127	18,901	18,228	11,786	14	1,493	748	8,956	84,710	342
Other assets	2	2	1	—	1	1	1	3	5	—
Total assets	3,633,174	22,218,545	13,364,230	29,252,823	393,663	19,279,930	5,873,517	17,753,567	215,286,691	6,752,216
Liabilities:
Due to Sponsor Company	127	18,901	18,228	11,786	14	1,493	748	8,956	84,710	342
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	195	—	—	—	—	—	—
Total liabilities	127	18,901	18,228	11,981	14	1,493	748	8,956	84,710	342
Net assets:
For contract liabilities	$3,633,047	$22,199,644	$13,346,002	$29,240,842	$393,649	$19,278,437	$5,872,769	$17,744,611	$215,201,981	$6,751,874

Contract Liabilities:
class None	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	393,649	—	—	—	—	—
class I	—	—	—	—	—	19,278,437	5,872,769	17,744,611	215,201,981	6,751,874
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	29,240,842	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	3,633,047	22,199,644	13,346,002	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$3,633,047	$22,199,644	$13,346,002	$29,240,842	$393,649	$19,278,437	$5,872,769	$17,744,611	$215,201,981	$6,751,874

Shares:
class None	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	30,421	—	—	—	—	—
class I	—	—	—	—	—	1,078,816	982,068	1,017,466	4,280,071	631,607
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	3,114,062	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	279,250	351,316	352,975	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total shares	279,250	351,316	352,975	3,114,062	30,421	1,078,816	982,068	1,017,466	4,280,071	631,607

Cost	$3,401,730	$19,038,837	$7,451,388	$32,615,405	$410,070	$18,291,219	$6,745,329	$17,082,306	$187,595,591	$7,782,843

Deferred contracts in the accumulation period:
Units owned by participants #	238,964	849,459	274,584	2,813,112	32,628	339,207	253,794	666,515	4,338,762	179,639
Minimum unit fair value #*	$12.902724	$24.619049	$44.600952	$9.802916	$11.108781	$41.469829	$14.826815	$18.387944	$32.816603	$25.420636
Maximum unit fair value #*	$15.758645	$26.223457	$49.059905	$11.384239	$12.485573	$75.936502	$25.888937	$32.057999	$51.330241	$54.175818
Contract liability	$3,633,047	$22,199,644	$13,336,625	$29,240,842	$393,649	$18,466,751	$5,848,208	$17,630,022	$214,943,340	$6,708,448

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	193	—	—	11,168	1,032	4,430	5,536	1,143
Minimum unit fair value #*	$—	$—	$46.910809	$—	$—	$54.516096	$23.798492	$20.226562	$45.436450	$27.962321
Maximum unit fair value #*	$—	$—	$49.059905	$—	$—	$75.936502	$23.798492	$26.575102	$51.330241	$39.808249
Contract liability	$—	$—	$9,377	$—	$—	$811,686	$24,561	$114,589	$258,641	$43,426

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (concluded)
December 31, 2024

	Victory Sophus Emerging Markets VIP Series	Virtus Duff & Phelps Real Estate Securities Series
	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$—	$—
class 2	—	—
class 4	—	—
class A	—	1,571,622
class ADV	—	—
class B	—	—
class I	3,636,302	—
class IB	—	—
class II	—	—
class III	—	—
class S	—	—
class S2	—	—
class SRV	—	—
class SRV2	—	—
Total investments	3,636,302	1,571,622
Due from Sponsor Company	281	—
Receivable for fund shares sold	—	56
Other assets	5	1
Total assets	3,636,588	1,571,679
Liabilities:
Due to Sponsor Company	—	56
Payable for fund shares purchased	281	—
Other liabilities	—	—
Total liabilities	281	56
Net assets:
For contract liabilities	$3,636,307	$1,571,623

Contract Liabilities:
class None	$—	$—
class 2	—	—
class 4	—	—
class A	—	1,571,623
class ADV	—	—
class B	—	—
class I	3,636,307	—
class IB	—	—
class II	—	—
class III	—	—
class S	—	—
class S2	—	—
class SRV	—	—
class SRV2	—	—
Total contract liabilities	$3,636,307	$1,571,623

Shares:
class None	—	—
class 2	—	—
class 4	—	—
class A	—	74,946
class ADV	—	—
class B	—	—
class I	336,695	—
class IB	—	—
class II	—	—
class III	—	—
class S	—	—
class S2	—	—
class SRV	—	—
class SRV2	—	—
Total shares	336,695	74,946

Cost	$4,230,312	$1,433,885

Deferred contracts in the accumulation period:
Units owned by participants #	156,638	79,546
Minimum unit fair value #*	$10.580089	$14.637184
Maximum unit fair value #*	$28.065894	$20.510420
Contract liability	$3,620,250	$1,571,623

Contracts in payout (annuitization) period:
Units owned by participants #	757	—
Minimum unit fair value #*	$11.971623	$—
Maximum unit fair value #*	$28.065894	$—
Contract liability	$16,057	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) American Century Inflation Protection Fund merged into LVIP American Century VP Inflation Protection Fund. Change effective April 26, 2024.
(2) Formerly Delaware Ivy VIP High Income. Change effective May 1, 2024.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations
For the Periods Ended December 31, 2024

	Invesco V.I. Global Real Estate Fund	Invesco V.I. Balanced-Risk Allocation Fund	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	Fidelity® VIP Investment Grade Bond Portfolio	Fidelity® VIP Government Money Market Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,678	$163,284	$14,670	$47,074	$41,413	$10,098	$7,421	$25,098	$874,842	$981,681

Expenses:
Mortality and expense risk charges and Administrative charges	(1,514)	(36,979)	(13,109)	(26,474)	(10,976)	(8,501)	(42,520)	(33,333)	(407,458)	(288,082)
Total expenses	(1,514)	(36,979)	(13,109)	(26,474)	(10,976)	(8,501)	(42,520)	(33,333)	(407,458)	(288,082)
Net investment income (loss)	1,164	126,305	1,561	20,600	30,437	1,597	(35,099)	(8,235)	467,384	693,599

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(13,017)	(59,758)	(57,296)	73,011	(52,378)	39,801	105,363	290,244	(1,048,865)	(16)
Net realized gain distributions	—	—	—	113,120	—	22,880	105,315	139,950	—	—
Change in unrealized appreciation (depreciation) during the period	8,124	4,214	192,735	154,487	17,891	31,321	912,082	164,639	616,832	16
Net gain (loss) on investments	(4,893)	(55,544)	135,439	340,618	(34,487)	94,002	1,122,760	594,833	(432,033)	—
Net increase (decrease) in net assets resulting from operations	$(3,729)	$70,761	$137,000	$361,218	$(4,050)	$95,599	$1,087,661	$586,598	$35,351	$693,599

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (continued)
For the Periods Ended December 31, 2024

	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Balanced Portfolio	Franklin Income VIP Fund	Templeton Growth VIP Fund	Templeton Global Bond VIP Fund	BlackRock Global Allocation V.I. Fund	Morgan Stanley VIF Emerging Markets Equity Portfolio	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	PIMCO VIT Low Duration Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$4,766	$28,976	$121,077	$15,545	$—	$18,189	$23,938	$67,046	$9,735	$42,896

Expenses:
Mortality and expense risk charges and Administrative charges	(6,865)	(28,619)	(36,321)	(26,985)	(16,170)	(23,159)	(23,445)	(86,038)	(6,341)	(18,152)
Total expenses	(6,865)	(28,619)	(36,321)	(26,985)	(16,170)	(23,159)	(23,445)	(86,038)	(6,341)	(18,152)
Net investment income (loss)	(2,099)	357	84,756	(11,440)	(16,170)	(4,970)	493	(18,992)	3,394	24,744

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,500	85,953	(27,390)	(73,260)	(122,160)	(24,270)	(53,981)	435,718	(13,259)	(29,272)
Net realized gain distributions	15,504	58,285	9,920	5,320	—	98,806	—	325,386	—	—
Change in unrealized appreciation (depreciation) during the period	(8,390)	82,032	64,306	138,102	(13,754)	27,833	177,800	(566,565)	10,190	28,398
Net gain (loss) on investments	12,614	226,270	46,836	70,162	(135,914)	102,369	123,819	194,539	(3,069)	(874)
Net increase (decrease) in net assets resulting from operations	$10,515	$226,627	$131,592	$58,722	$(152,084)	$97,399	$124,312	$175,547	$325	$23,870

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (continued)
For the Periods Ended December 31, 2024

	T. Rowe Price Health Sciences Portfolio	VanEck VIP Global Resources Fund	The Merger Fund ® VL	Morgan Stanley VIF Global Infrastructure Portfolio	PIMCO VIT Dynamic Bond Portfolio	LVIP American Century Inflation Protection Fund	AB VPS Dynamic Asset Allocation Portfolio	AB VPS Sustainable Global Thematic Portfolio	ALPS | Alerian Energy Infrastructure Portfolio	ALPS Global Opportunity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$18,156	$22,409	$1,200	$55,428	$267,452	$12,563	$—	$73,120	$103,267

Expenses:
Mortality and expense risk charges and Administrative charges	(100,092)	(9,605)	(17,607)	(1,135)	(16,728)	(94,432)	(17,043)	(9,540)	(25,573)	(16,883)
Total expenses	(100,092)	(9,605)	(17,607)	(1,135)	(16,728)	(94,432)	(17,043)	(9,540)	(25,573)	(16,883)
Net investment income (loss)	(100,092)	8,551	4,802	65	38,700	173,020	(4,480)	(9,540)	47,547	86,384

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	498,881	27,158	14,525	5,426	(65,412)	(70,392)	(134,958)	37,601	168,429	29,722
Net realized gain distributions	644,191	—	14,798	—	—	—	—	1,860	58,792	—
Change in unrealized appreciation (depreciation) during the period	(949,948)	(59,457)	(4,501)	7,914	72,332	(72,570)	246,948	1,331	353,776	82,416
Net gain (loss) on investments	193,124	(32,299)	24,822	13,340	6,920	(142,962)	111,990	40,792	580,997	112,138
Net increase (decrease) in net assets resulting from operations	$93,032	$(23,748)	$29,624	$13,405	$45,620	$30,058	$107,510	$31,252	$628,544	$198,522

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (continued)
For the Periods Ended December 31, 2024

	American Funds Insurance Series® U.S. Government Securities Fund®	Davis Financial Portfolio	Davis Real Estate Portfolio	Macquarie VIP High Income Series	Gabelli Capital Asset Fund	Guggenheim VT Long Short Equity Fund	Guggenheim VT Multi-Hedge Strategies Fund	Guardian All Cap Core VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Core Fixed Income VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$52,643	$22,194	$27,084	$326,168	$20,609	$1,257	$13,853	$—	$—	$—

Expenses:
Mortality and expense risk charges and Administrative charges	(15,384)	(20,014)	(20,745)	(62,730)	(49,353)	(8,814)	(4,189)	(131,977)	(101,823)	(3,970,871)
Total expenses	(15,384)	(20,014)	(20,745)	(62,730)	(49,353)	(8,814)	(4,189)	(131,977)	(101,823)	(3,970,871)
Net investment income (loss)	37,259	2,180	6,339	263,438	(28,744)	(7,557)	9,664	(131,977)	(101,823)	(3,970,871)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(112,898)	34,064	1,754	(284,890)	(158,868)	193,126	8,913	387,946	233,325	1,829,706
Net realized gain distributions	—	99,430	29,586	—	315,969	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	64,169	168,400	4,293	258,095	161,298	(112,589)	(30,142)	1,250,612	619,039	2,509,531
Net gain (loss) on investments	(48,729)	301,894	35,633	(26,795)	318,399	80,537	(21,229)	1,638,558	852,364	4,339,237
Net increase (decrease) in net assets resulting from operations	$(11,470)	$304,074	$41,972	$236,643	$289,655	$72,980	$(11,565)	$1,506,581	$750,541	$368,366

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (continued)
For the Periods Ended December 31, 2024

	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund	Guardian Equity Income VIP Fund	Guardian Global Utilities VIP Fund	Guardian Growth & Income VIP Fund	Guardian International Equity VIP Fund	Guardian International Growth VIP Fund	Guardian Integrated Research VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Expenses:
Mortality and expense risk charges and Administrative charges	(2,898,251)	(1,732,921)	(306,001)	(810,406)	(1,801,583)	(3,885,158)	(1,364,968)	(4,487,832)	(3,245,088)	(4,928,895)
Total expenses	(2,898,251)	(1,732,921)	(306,001)	(810,406)	(1,801,583)	(3,885,158)	(1,364,968)	(4,487,832)	(3,245,088)	(4,928,895)
Net investment income (loss)	(2,898,251)	(1,732,921)	(306,001)	(810,406)	(1,801,583)	(3,885,158)	(1,364,968)	(4,487,832)	(3,245,088)	(4,928,895)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,829,825	29,039,054	896,191	6,562,651	19,122,318	7,202,033	9,929,323	25,563,759	56,246,223	76,745,754
Net realized gain distributions	—	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	175,162	(1,127,053)	1,128,951	3,022,930	(5,179,795)	6,996,310	(3,921,791)	47,194,948	4,121,231	9,768,259
Net gain (loss) on investments	5,004,987	27,912,001	2,025,142	9,585,581	13,942,523	14,198,343	6,007,532	72,758,707	60,367,454	86,514,013
Net increase (decrease) in net assets resulting from operations	$2,106,736	$26,179,080	$1,719,141	$8,775,175	$12,140,940	$10,313,185	$4,642,564	$68,270,875	$57,122,366	$81,585,118

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (continued)
For the Periods Ended December 31, 2024

	Guardian Large Cap Disciplined Value VIP Fund	Guardian Mid Cap Relative Value VIP Fund	Guardian Mid Cap Traditional Growth VIP Fund	Guardian Multi-Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small-Mid Cap Core VIP Fund	Guardian Total Return Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Expenses:
Mortality and expense risk charges and Administrative charges	(1,743,948)	(1,971,963)	(948,375)	(2,930,796)	(3,145,588)	(2,251,310)	(3,332,753)	(2,254,489)	(3,508,506)	(3,407,072)
Total expenses	(1,743,948)	(1,971,963)	(948,375)	(2,930,796)	(3,145,588)	(2,251,310)	(3,332,753)	(2,254,489)	(3,508,506)	(3,407,072)
Net investment income (loss)	(1,743,948)	(1,971,963)	(948,375)	(2,930,796)	(3,145,588)	(2,251,310)	(3,332,753)	(2,254,489)	(3,508,506)	(3,407,072)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	28,144,930	26,798,276	17,055,904	(3,290,869)	20,776,573	1,757,315	17,136,600	3,678,915	18,186	(3,353,879)
Net realized gain distributions	—	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	(9,578,052)	(10,713,024)	(8,042,824)	6,524,805	(5,689,519)	5,364,136	25,421,937	14,979,814	15,244,805	7,999,272
Net gain (loss) on investments	18,566,878	16,085,252	9,013,080	3,233,936	15,087,054	7,121,451	42,558,537	18,658,729	15,262,991	4,645,393
Net increase (decrease) in net assets resulting from operations	$16,822,930	$14,113,289	$8,064,705	$303,140	$11,941,466	$4,870,141	$39,225,784	$16,404,240	$11,754,485	$1,238,321

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (continued)
For the Periods Ended December 31, 2024

	Guardian U.S. Government Securities VIP Fund	Janus Henderson VIT Global Technology and Innovation Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio	MFS® Blended Research® Core Equity Portfolio	MFS® Technology Portfolio	Pioneer Bond VCT Portfolio	DWS Alternative Asset Allocation VIP	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS International VIP Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$—	$201,631	$—	$1,481,182	$16,991	$254,154	$548,744	$540,286

Expenses:
Mortality and expense risk charges and Administrative charges	(2,483,205)	(753,892)	(47,935)	(406,362)	(240,607)	(489,187)	(6,438)	(341,324)	(98,549)	(301,484)
Total expenses	(2,483,205)	(753,892)	(47,935)	(406,362)	(240,607)	(489,187)	(6,438)	(341,324)	(98,549)	(301,484)
Net investment income (loss)	(2,483,205)	(753,892)	(47,935)	(204,731)	(240,607)	991,995	10,553	(87,170)	450,195	238,802

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,127,763)	503,082	29,765	3,214,718	2,048,020	(3,090,893)	2,238	(248,945)	(186,077)	1,141,238
Net realized gain distributions	—	—	—	1,799,501	164,135	—	299	1,612,370	—	—
Change in unrealized appreciation (depreciation) during the period	4,254,212	14,282,447	274,407	1,366,586	2,897,066	2,709,376	10,580	3,544,621	162,779	(428,040)
Net gain (loss) on investments	3,126,449	14,785,529	304,172	6,380,805	5,109,221	(381,517)	13,117	4,908,046	(23,298)	713,198
Net increase (decrease) in net assets resulting from operations	$643,244	$14,031,637	$256,237	$6,176,074	$4,868,614	$610,478	$23,670	$4,820,876	$426,897	$952,000

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (concluded)
For the Periods Ended December 31, 2024

	Victory RS Large Cap Alpha VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory Sophus Emerging Markets VIP Series	Virtus Duff & Phelps Real Estate Securities Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,871,022	$—	$104,833	$28,350

Expenses:
Mortality and expense risk charges and Administrative charges	(3,477,575)	(115,562)	(62,746)	(22,135)
Total expenses	(3,477,575)	(115,562)	(62,746)	(22,135)
Net investment income (loss)	(606,553)	(115,562)	42,087	6,215

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,640,206	(1,486,304)	(378,649)	24,689
Net realized gain distributions	7,843,464	—	—	17,135
Change in unrealized appreciation (depreciation) during the period	31,306,762	2,318,443	488,422	92,854
Net gain (loss) on investments	44,790,432	832,139	109,773	134,678
Net increase (decrease) in net assets resulting from operations	$44,183,879	$716,577	$151,860	$140,893

The accompanying notes are an integral part of these financial statements.

(1) Liquidated as of December 6, 2024.
(2) American Century Inflation Protection Fund merged into LVIP American Century VP Inflation Protection Fund. Change effective April 26, 2024.
(3) Formerly Delaware Ivy VIP High Income. Change effective May 1, 2024.
(4) Liquidated as of August 16, 2024.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets
For the Periods Ended December 31, 2024

	Invesco V.I. Global Real Estate Fund	Invesco V.I. Balanced-Risk Allocation Fund	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	Fidelity® VIP Investment Grade Bond Portfolio	Fidelity® VIP Government Money Market Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,164	$126,305	$1,561	$20,600	$30,437	$1,597	$(35,099)	$(8,235)	$467,384	$693,599
Net realized gain (loss) on security transactions	(13,017)	(59,758)	(57,296)	73,011	(52,378)	39,801	105,363	290,244	(1,048,865)	(16)
Net realized gain distributions	—	—	—	113,120	—	22,880	105,315	139,950	—	—
Change in unrealized appreciation (depreciation) during the period	8,124	4,214	192,735	154,487	17,891	31,321	912,082	164,639	616,832	16
Net increase (decrease) in net assets resulting from operations	(3,729)	70,761	137,000	361,218	(4,050)	95,599	1,087,661	586,598	35,351	693,599

Unit transactions:
Purchases	—	10,035	120	1,380	—	3,600	219,319	—	26,171	96,703
Net transfers	3,196	4,940	(138,108)	(446,402)	147,577	(231,182)	(348,638)	(261,464)	2,995,948	7,466,556
Surrenders for benefit payments and fees	(68,529)	(332,541)	(152,668)	(276,679)	(130,287)	(41,106)	(267,587)	(437,203)	(6,327,112)	(9,862,006)
Other transactions	7	32	29	27	(131)	26	54	(1)	(350)	235
Death benefits	(859)	(123,753)	(162,316)	—	—	—	(277,947)	(36,308)	(346,355)	(350,401)
Net annuity transactions	(27)	—	—	—	—	—	—	—	25,578	(71,668)
Net increase (decrease) in net assets resulting from unit transactions	(66,212)	(441,287)	(452,943)	(721,674)	17,159	(268,662)	(674,799)	(734,976)	(3,626,120)	(2,720,581)
Net increase (decrease) in net assets	(69,941)	(370,526)	(315,943)	(360,456)	13,109	(173,063)	412,862	(148,378)	(3,590,769)	(2,026,982)

Net assets:
Beginning of period	177,429	3,013,709	1,170,571	2,757,575	935,174	841,776	3,792,510	2,781,759	29,349,269	20,699,794
End of period	$107,488	$2,643,183	$854,628	$2,397,119	$948,283	$668,713	$4,205,372	$2,633,381	$25,758,500	$18,672,812

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Balanced Portfolio	Franklin Income VIP Fund	Templeton Growth VIP Fund	Templeton Global Bond VIP Fund	BlackRock Global Allocation V.I. Fund	Morgan Stanley VIF Emerging Markets Equity Portfolio	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	PIMCO VIT Low Duration Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,099)	$357	$84,756	$(11,440)	$(16,170)	$(4,970)	$493	$(18,992)	$3,394	$24,744
Net realized gain (loss) on security transactions	5,500	85,953	(27,390)	(73,260)	(122,160)	(24,270)	(53,981)	435,718	(13,259)	(29,272)
Net realized gain distributions	15,504	58,285	9,920	5,320	—	98,806	—	325,386	—	—
Change in unrealized appreciation (depreciation) during the period	(8,390)	82,032	64,306	138,102	(13,754)	27,833	177,800	(566,565)	10,190	28,398
Net increase (decrease) in net assets resulting from operations	10,515	226,627	131,592	58,722	(152,084)	97,399	124,312	175,547	325	23,870

Unit transactions:
Purchases	263	13,838	10,888	10,994	9,935	20,470	2,580	2,467	2,273	—
Net transfers	322	(17,040)	(32,369)	29,707	69,126	25,080	(29,378)	84,747	25,236	1,194,278
Surrenders for benefit payments and fees	(16,571)	(302,814)	(297,369)	(357,327)	(388,838)	(348,978)	(277,234)	(2,231,305)	(128,170)	(424,953)
Other transactions	48	368	364	52	25	57	80	128	(7)	101
Death benefits	(1,004)	(28,078)	(130,815)	(22,804)	(6,907)	(33,013)	(112,031)	(120,771)	—	(24,580)
Net annuity transactions	—	—	(59,532)	(1,357)	(26,959)	—	—	—	—	(658)
Net increase (decrease) in net assets resulting from unit transactions	(16,942)	(333,726)	(508,833)	(340,735)	(343,618)	(336,384)	(415,983)	(2,264,734)	(100,668)	744,188
Net increase (decrease) in net assets	(6,427)	(107,099)	(377,241)	(282,013)	(495,702)	(238,985)	(291,671)	(2,089,187)	(100,343)	768,058

Net assets:
Beginning of period	330,159	1,834,680	2,433,255	1,875,620	1,369,449	1,468,588	1,896,531	7,695,782	457,892	722,237
End of period	$323,732	$1,727,581	$2,056,014	$1,593,607	$873,747	$1,229,603	$1,604,860	$5,606,595	$357,549	$1,490,295

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	T. Rowe Price Health Sciences Portfolio	VanEck VIP Global Resources Fund	The Merger Fund ® VL	Morgan Stanley VIF Global Infrastructure Portfolio	PIMCO VIT Dynamic Bond Portfolio	LVIP American Century Inflation Protection Fund	AB VPS Dynamic Asset Allocation Portfolio	AB VPS Sustainable Global Thematic Portfolio	ALPS | Alerian Energy Infrastructure Portfolio	ALPS Global Opportunity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(100,092)	$8,551	$4,802	$65	$38,700	$173,020	$(4,480)	$(9,540)	$47,547	$86,384
Net realized gain (loss) on security transactions	498,881	27,158	14,525	5,426	(65,412)	(70,392)	(134,958)	37,601	168,429	29,722
Net realized gain distributions	644,191	—	14,798	—	—	—	—	1,860	58,792	—
Change in unrealized appreciation (depreciation) during the period	(949,948)	(59,457)	(4,501)	7,914	72,332	(72,570)	246,948	1,331	353,776	82,416
Net increase (decrease) in net assets resulting from operations	93,032	(23,748)	29,624	13,405	45,620	30,058	107,510	31,252	628,544	198,522

Unit transactions:
Purchases	12,354	60	2,100	—	—	6,066	—	1,890	2,100	2,100
Net transfers	730	10,649	5,261	(48,248)	169,469	(115,160)	(40,679)	(3,148)	82,428	(29,268)
Surrenders for benefit payments and fees	(1,000,760)	(96,451)	(135,239)	(12,253)	(259,693)	(759,131)	(280,308)	(134,335)	(390,787)	(167,175)
Other transactions	46	94	2	—	52	119	(588)	159	15	349
Death benefits	(289,934)	(87,775)	(45,822)	—	(7,845)	(314,417)	(24,929)	(1,365)	(115,151)	(46,302)
Net annuity transactions	—	—	—	—	—	—	50,251	(5,159)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,277,564)	(173,423)	(173,698)	(60,501)	(98,017)	(1,182,523)	(296,253)	(141,958)	(421,395)	(240,296)
Net increase (decrease) in net assets	(1,184,532)	(197,171)	(144,074)	(47,096)	(52,397)	(1,152,465)	(188,743)	(110,706)	207,149	(41,774)

Net assets:
Beginning of period	7,971,509	825,272	1,517,244	47,096	1,263,509	8,183,327	1,372,638	654,354	1,853,478	1,301,683
End of period	$6,786,977	$628,101	$1,373,170	$—	$1,211,112	$7,030,862	$1,183,895	$543,648	$2,060,627	$1,259,909

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	American Funds Insurance Series® U.S. Government Securities Fund®	Davis Financial Portfolio	Davis Real Estate Portfolio	Macquarie VIP High Income Series	Gabelli Capital Asset Fund	Guggenheim VT Long Short Equity Fund	Guggenheim VT Multi-Hedge Strategies Fund	Guardian All Cap Core VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Core Fixed Income VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$37,259	$2,180	$6,339	$263,438	$(28,744)	$(7,557)	$9,664	$(131,977)	$(101,823)	$(3,970,871)
Net realized gain (loss) on security transactions	(112,898)	34,064	1,754	(284,890)	(158,868)	193,126	8,913	387,946	233,325	1,829,706
Net realized gain distributions	—	99,430	29,586	—	315,969	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	64,169	168,400	4,293	258,095	161,298	(112,589)	(30,142)	1,250,612	619,039	2,509,531
Net increase (decrease) in net assets resulting from operations	(11,470)	304,074	41,972	236,643	289,655	72,980	(11,565)	1,506,581	750,541	368,366

Unit transactions:
Purchases	1,600	4,388	7,918	9,182	11,354	1,400	563	3,332	18,107	479,044
Net transfers	31,397	(78,729)	5,017	(7,110)	(29,403)	(855,101)	—	(694,799)	27,271	31,405,233
Surrenders for benefit payments and fees	(292,574)	(216,218)	(151,564)	(780,099)	(501,767)	(113,583)	(57,712)	(1,818,413)	(1,189,529)	(71,837,083)
Other transactions	(3)	43	15	2	25	—	10	65	126	(484)
Death benefits	—	(15,579)	(3,301)	(288,603)	(21)	(50,535)	(6,158)	(106,524)	(38,904)	(3,410,108)
Net annuity transactions	—	(3,078)	(2,909)	—	(259)	—	—	(18,851)	9,387	614
Net increase (decrease) in net assets resulting from unit transactions	(259,580)	(309,173)	(144,824)	(1,066,628)	(520,071)	(1,017,819)	(63,297)	(2,635,190)	(1,173,542)	(43,362,784)
Net increase (decrease) in net assets	(271,050)	(5,099)	(102,852)	(829,985)	(230,416)	(944,839)	(74,862)	(1,128,609)	(423,001)	(42,994,418)

Net assets:
Beginning of period	1,535,036	1,250,633	1,443,029	5,341,462	3,278,436	944,839	336,163	9,201,223	6,742,663	292,948,931
End of period	$1,263,986	$1,245,534	$1,340,177	$4,511,477	$3,048,020	$—	$261,301	$8,072,614	$6,319,662	$249,954,513

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund	Guardian Equity Income VIP Fund	Guardian Global Utilities VIP Fund	Guardian Growth & Income VIP Fund	Guardian International Equity VIP Fund	Guardian International Growth VIP Fund	Guardian Integrated Research VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,898,251)	$(1,732,921)	$(306,001)	$(810,406)	$(1,801,583)	$(3,885,158)	$(1,364,968)	$(4,487,832)	$(3,245,088)	$(4,928,895)
Net realized gain (loss) on security transactions	4,829,825	29,039,054	896,191	6,562,651	19,122,318	7,202,033	9,929,323	25,563,759	56,246,223	76,745,754
Net realized gain distributions	—	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	175,162	(1,127,053)	1,128,951	3,022,930	(5,179,795)	6,996,310	(3,921,791)	47,194,948	4,121,231	9,768,259
Net increase (decrease) in net assets resulting from operations	2,106,736	26,179,080	1,719,141	8,775,175	12,140,940	10,313,185	4,642,564	68,270,875	57,122,366	81,585,118

Unit transactions:
Purchases	466,784	125,915	24,259	41,052	268,117	243,641	76,135	269,533	213,108	526,649
Net transfers	20,202,450	(15,023,260)	(36,548)	(4,410,087)	(4,464,626)	4,000,117	(1,189,255)	(31,132,471)	(37,172,279)	(39,440,226)
Surrenders for benefit payments and fees	(75,479,272)	(33,050,218)	(5,012,961)	(14,241,161)	(34,404,444)	(80,292,134)	(27,230,631)	(90,977,808)	(67,873,705)	(93,883,205)
Other transactions	(861)	(2,003)	(677)	(142)	(2,422)	(4,156)	(189)	(3,089)	(2,991)	(9,520)
Death benefits	(2,290,009)	(1,352,533)	(240,945)	(452,806)	(1,503,933)	(2,188,282)	(1,077,530)	(3,429,583)	(1,779,420)	(2,981,835)
Net annuity transactions	2,550	2,026	(24,615)	(2,585)	4,317	(474)	(2)	4,504	(11,063)	161,990
Net increase (decrease) in net assets resulting from unit transactions	(57,098,358)	(49,300,073)	(5,291,487)	(19,065,729)	(40,102,991)	(78,241,288)	(29,421,472)	(125,268,914)	(106,626,350)	(135,626,147)
Net increase (decrease) in net assets	(54,991,622)	(23,120,993)	(3,572,346)	(10,290,554)	(27,962,051)	(67,928,103)	(24,778,908)	(56,998,039)	(49,503,984)	(54,041,029)

Net assets:
Beginning of period	224,187,940	126,860,915	21,989,533	58,236,200	133,882,088	293,455,657	103,778,235	333,372,298	240,681,684	358,125,597
End of period	$169,196,318	$103,739,922	$18,417,187	$47,945,646	$105,920,037	$225,527,554	$78,999,327	$276,374,259	$191,177,700	$304,084,568

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Guardian Large Cap Disciplined Value VIP Fund	Guardian Mid Cap Relative Value VIP Fund	Guardian Mid Cap Traditional Growth VIP Fund	Guardian Multi-Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small-Mid Cap Core VIP Fund	Guardian Total Return Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,743,948)	$(1,971,963)	$(948,375)	$(2,930,796)	$(3,145,588)	$(2,251,310)	$(3,332,753)	$(2,254,489)	$(3,508,506)	$(3,407,072)
Net realized gain (loss) on security transactions	28,144,930	26,798,276	17,055,904	(3,290,869)	20,776,573	1,757,315	17,136,600	3,678,915	18,186	(3,353,879)
Net realized gain distributions	—	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	(9,578,052)	(10,713,024)	(8,042,824)	6,524,805	(5,689,519)	5,364,136	25,421,937	14,979,814	15,244,805	7,999,272
Net increase (decrease) in net assets resulting from operations	16,822,930	14,113,289	8,064,705	303,140	11,941,466	4,870,141	39,225,784	16,404,240	11,754,485	1,238,321

Unit transactions:
Purchases	149,436	161,592	64,707	259,818	177,511	263,508	211,103	180,362	192,665	201,728
Net transfers	(9,367,028)	(5,718,398)	(5,151,442)	22,612,256	(967,239)	20,648,469	(13,365,029)	(7,568,139)	(5,232,706)	25,014,748
Surrenders for benefit payments and fees	(51,652,593)	(48,335,835)	(29,490,246)	(56,331,839)	(67,110,220)	(43,789,937)	(63,316,904)	(34,599,286)	(57,035,459)	(56,923,724)
Other transactions	(3,066)	(3,595)	(2,465)	(203)	(6,546)	33	7,474	(3,762)	(4,504)	470
Death benefits	(1,077,070)	(1,472,511)	(620,304)	(2,207,146)	(1,982,560)	(1,813,670)	(2,288,127)	(1,753,823)	(2,006,746)	(2,855,528)
Net annuity transactions	6,677	(1,565)	3,886	(10,412)	1,727	(9,537)	(652,182)	18,925	23,297	(14,800)
Net increase (decrease) in net assets resulting from unit transactions	(61,943,644)	(55,370,312)	(35,195,864)	(35,677,526)	(69,887,327)	(24,701,134)	(79,403,665)	(43,725,723)	(64,063,453)	(34,577,106)
Net increase (decrease) in net assets	(45,120,714)	(41,257,023)	(27,131,159)	(35,374,386)	(57,945,861)	(19,830,993)	(40,177,881)	(27,321,483)	(52,308,968)	(33,338,785)

Net assets:
Beginning of period	137,063,314	152,186,708	77,933,406	218,658,075	247,633,018	161,226,544	244,362,870	169,189,752	269,573,681	252,742,318
End of period	$91,942,600	$110,929,685	$50,802,247	$183,283,689	$189,687,157	$141,395,551	$204,184,989	$141,868,269	$217,264,713	$219,403,533

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Guardian U.S. Government Securities VIP Fund	Janus Henderson VIT Global Technology and Innovation Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio	MFS® Blended Research® Core Equity Portfolio	MFS® Technology Portfolio	Pioneer Bond VCT Portfolio	DWS Alternative Asset Allocation VIP	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS International VIP Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,483,205)	$(753,892)	$(47,935)	$(204,731)	$(240,607)	$991,995	$10,553	$(87,170)	$450,195	$238,802
Net realized gain (loss) on security transactions	(1,127,763)	503,082	29,765	3,214,718	2,048,020	(3,090,893)	2,238	(248,945)	(186,077)	1,141,238
Net realized gain distributions	—	—	—	1,799,501	164,135	—	299	1,612,370	—	—
Change in unrealized appreciation (depreciation) during the period	4,254,212	14,282,447	274,407	1,366,586	2,897,066	2,709,376	10,580	3,544,621	162,779	(428,040)
Net increase (decrease) in net assets resulting from operations	643,244	14,031,637	256,237	6,176,074	4,868,614	610,478	23,670	4,820,876	426,897	952,000

Unit transactions:
Purchases	268,279	28,230	7,200	10,465	14,775	16,362	844	78,323	3,247	53,447
Net transfers	22,852,103	(8,183,734)	15,795	(3,404,343)	(3,108,295)	2,845,426	760	(4,513,697)	286,798	225,819
Surrenders for benefit payments and fees	(48,526,080)	(10,278,482)	(177,344)	(13,489,802)	(6,062,525)	(15,892,271)	(42,994)	(5,715,902)	(1,674,780)	(4,782,068)
Other transactions	(353)	(773)	28	(411)	310	(2,698)	6	(14,999)	203	(530)
Death benefits	(2,089,929)	(492,037)	(106,915)	(144,531)	(203,468)	(589,131)	(103,775)	(368,654)	(157,315)	(287,024)
Net annuity transactions	(889)	(248)	—	—	3,044	—	—	711,738	(7,728)	(30,163)
Net increase (decrease) in net assets resulting from unit transactions	(27,496,869)	(18,927,044)	(261,236)	(17,028,622)	(9,356,159)	(13,622,312)	(145,159)	(9,823,191)	(1,549,575)	(4,820,519)
Net increase (decrease) in net assets	(26,853,625)	(4,895,407)	(4,999)	(10,852,548)	(4,487,545)	(13,011,834)	(121,489)	(5,002,315)	(1,122,678)	(3,868,519)

Net assets:
Beginning of period	182,482,457	53,691,805	3,638,046	33,052,192	17,833,547	42,252,676	515,138	24,280,752	6,995,447	21,613,130
End of period	$155,628,832	$48,796,398	$3,633,047	$22,199,644	$13,346,002	$29,240,842	$393,649	$19,278,437	$5,872,769	$17,744,611

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2024

	Victory RS Large Cap Alpha VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory Sophus Emerging Markets VIP Series	Virtus Duff & Phelps Real Estate Securities Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(606,553)	$(115,562)	$42,087	$6,215
Net realized gain (loss) on security transactions	5,640,206	(1,486,304)	(378,649)	24,689
Net realized gain distributions	7,843,464	—	—	17,135
Change in unrealized appreciation (depreciation) during the period	31,306,762	2,318,443	488,422	92,854
Net increase (decrease) in net assets resulting from operations	44,183,879	716,577	151,860	140,893

Unit transactions:
Purchases	215,063	69,693	57,616	7,072
Net transfers	(17,395,237)	(43,197)	195,479	(101,946)
Surrenders for benefit payments and fees	(52,505,853)	(1,827,096)	(974,302)	(279,850)
Other transactions	(2,945)	(866)	(27)	4
Death benefits	(1,901,611)	(24,982)	(49,784)	(79,084)
Net annuity transactions	(49,944)	5,833	(4,003)	—
Net increase (decrease) in net assets resulting from unit transactions	(71,640,527)	(1,820,615)	(775,021)	(453,804)
Net increase (decrease) in net assets	(27,456,648)	(1,104,038)	(623,161)	(312,911)

Net assets:
Beginning of period	242,658,629	7,855,912	4,259,468	1,884,534
End of period	$215,201,981	$6,751,874	$3,636,307	$1,571,623

The accompanying notes are an integral part of these financial statements.

(1) Liquidated as of December 6, 2024.
(2) American Century Inflation Protection Fund merged into LVIP American Century VP Inflation Protection Fund. Change effective April 26, 2024.
(3) Formerly Delaware Ivy VIP High Income. Change effective May 1, 2024.
(4) Liquidated as of August 16, 2024.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets
For the Periods Ended December 31, 2023

	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund	Guardian Growth & Income VIP Fund	Guardian Integrated Research VIP Fund	Guardian International Growth VIP Fund	Guardian International Equity VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Large Cap Disciplined Value VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund	Guardian Mid Cap Relative Value VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(3,513,234)	$(1,904,007)	$(1,977,879)	$(4,979,856)	$(1,544,782)	$(4,397,034)	$(5,393,863)	$(2,190,648)	$(3,668,236)	$(2,347,585)
Net realized gain (loss) on security transactions	954,175	16,440,799	9,815,980	(5,143,070)	6,451,242	(4,078,362)	44,756,148	15,859,260	36,665,732	16,757,780
Net realized gain on distributions	—	—	—	—	—	—	—	—	—	—
Net unrealized appreciation or depreciations of investments during the year	11,741,469	16,839,627	4,989,914	79,783,739	10,682,453	49,998,103	83,897,055	2,314,060	56,778,674	(2,677,563)
Net increase or decrease in net assets resulting from operations	9,182,410	31,376,419	12,828,015	69,660,813	15,588,913	41,522,707	123,259,340	15,982,672	89,776,170	11,732,632

Unit transactions:
Contract purchase payments	546,792	375,490	435,304	517,207	251,242	340,529	596,438	540,335	383,834	434,053
Transfers between investment divisions, net	17,047,440	(13,255,850)	2,966,001	(14,051,697)	(6,044,338)	(16,307,179)	(52,747,832)	7,301,974	(48,315,910)	6,166,519
Transfers on account of death	(2,810,261)	(1,500,120)	(1,194,340)	(3,670,571)	(1,156,197)	(2,669,232)	(3,537,644)	(1,448,578)	(2,309,741)	(1,546,231)
Transfers for annuity benefits, surrenders and partial withdrawals	(47,827,610)	(18,067,781)	(19,186,867)	(58,425,777)	(17,493,741)	(49,163,477)	(57,680,990)	(35,752,398)	(43,058,031)	(33,734,037)
Contract fees	(20,037)	(11,068)	(11,361)	(21,919)	(7,397)	(19,202)	(34,221)	(10,153)	(18,657)	(12,581)
Transfers-rider fees and other	(4,445,061)	(2,404,680)	(2,525,933)	(5,617,074)	(1,939,081)	(5,209,461)	(5,854,520)	(2,704,183)	(4,311,605)	(2,957,805)
Net increase/(decrease) from contract transactions	(37,508,737)	(34,864,009)	(19,517,196)	(81,269,831)	(26,389,512)	(73,028,022)	(119,258,769)	(32,073,003)	(97,630,110)	(31,650,082)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—	—	—	—	—
Net increase or decrease in net assets	(28,326,327)	(3,487,590)	(6,689,181)	(11,609,018)	(10,800,599)	(31,505,315)	4,000,571	(16,090,331)	(7,853,940)	(19,917,450)

Net Assets:
Beginning of year	252,514,267	130,348,505	140,571,269	344,981,316	114,578,834	324,960,972	354,125,026	153,153,645	248,535,624	172,104,158
End of year	$224,187,940	$126,860,915	$133,882,088	$333,372,298	$103,778,235	$293,455,657	$358,125,597	$137,063,314	$240,681,684	$152,186,708

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Guardian Mid Cap Traditional Growth VIP Fund	Guardian U.S. Government Securities VIP Fund	Guardian Total Return Bond VIP Fund	Guardian Global Utilities VIP Fund	Guardian Multi-Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,224,564)	$(2,811,096)	$(3,727,956)	$(875,646)	$(3,290,401)	$(3,580,770)	$(137,996)	$(2,335,411)	$(3,696,970)	$(3,729,781)
Net realized gain (loss) on security transactions	12,678,566	(2,313,785)	(5,008,349)	2,610,414	(4,786,322)	10,926,750	(152,156)	(2,328,176)	(7,629,506)	963,955
Net realized gain on distributions	—	—	—	—	—	—	—	—	—	—
Net unrealized appreciation or depreciations of investments during the year	1,122,360	9,598,982	17,597,088	(2,009,167)	15,173,775	30,953,712	2,053,293	28,357,974	49,949,542	46,031,789
Net increase or decrease in net assets resulting from operations	12,576,362	4,474,101	8,860,783	(274,399)	7,097,052	38,299,692	1,763,141	23,694,387	38,623,066	43,265,963

Unit transactions:
Contract purchase payments	138,452	376,086	721,349	99,140	336,583	479,096	16,980	240,354	311,044	503,028
Transfers between investment divisions, net	628,721	17,884,189	20,377,263	4,048,556	21,179,505	12,825,589	(349,322)	4,737,484	4,906,899	(11,695,857)
Transfers on account of death	(802,347)	(2,413,497)	(2,989,144)	(490,020)	(2,558,132)	(2,207,762)	(72,288)	(1,465,461)	(2,251,232)	(3,328,286)
Transfers for annuity benefits, surrenders and partial withdrawals	(21,480,180)	(33,620,425)	(34,333,746)	(8,419,893)	(35,940,824)	(42,671,388)	(1,375,930)	(20,836,616)	(32,953,174)	(43,810,682)
Contract fees	(5,898)	(16,424)	(20,436)	(4,471)	(18,439)	(17,128)	(1,933)	(13,785)	(18,928)	(16,685)
Transfers-rider fees and other	(1,501,910)	(3,310,646)	(4,477,432)	(1,032,052)	(3,891,722)	(4,320,340)	(85,680)	(2,158,858)	(4,220,945)	(4,053,815)
Net increase/(decrease) from contract transactions	(23,023,162)	(21,100,717)	(20,722,146)	(5,798,740)	(20,893,029)	(35,911,933)	(1,868,173)	(19,496,882)	(34,226,336)	(62,402,297)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—	—	—	—	—
Net increase or decrease in net assets	(10,446,800)	(16,626,616)	(11,861,363)	(6,073,139)	(13,795,977)	2,387,759	(105,032)	4,197,505	4,396,730	(19,136,334)

Net Assets:
Beginning of year	88,380,206	199,109,073	264,603,681	64,309,339	232,454,052	245,245,259	9,306,255	164,992,247	265,176,951	263,499,204
End of year	$77,933,406	$182,482,457	$252,742,318	$58,236,200	$218,658,075	$247,633,018	$9,201,223	$169,189,752	$269,573,681	$244,362,870

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(4,418,036)	$(2,548,935)	$(105,651)	$(321,774)	$(540,139)	$(52,351)	$438,780	$(128,041)	$246,188
Net realized gain (loss) on security transactions	(1,578,484)	(397,155)	11,606	111,753	(3,881,980)	(542,163)	(85,403)	(1,651,021)	(2,428,037)
Net realized gain on distributions	—	—	—	—	17,485,971	1,869,278	—	—	—
Net unrealized appreciation or depreciations of investments during the year	17,371,338	7,248,185	1,107,035	1,422,185	14,499,672	4,075,467	303,223	3,118,782	5,819,990
Net increase or decrease in net assets resulting from operations	11,374,818	4,302,095	1,012,990	1,212,164	27,563,524	5,350,231	656,600	1,339,720	3,638,141

Unit transactions:
Contract purchase payments	548,660	331,446	67,838	40,426	312,522	81,016	14,678	23,497	52,850
Transfers between investment divisions, net	25,014,059	14,916,318	(129,724)	1,343,393	4,383,549	77,685	120,808	66,188	(1,150,900)
Transfers on account of death	(3,820,594)	(2,137,779)	(325,629)	(179,451)	(2,173,624)	(106,540)	(84,858)	(2,433)	(142,256)
Transfers for annuity benefits, surrenders and partial withdrawals	(47,717,553)	(30,476,669)	(1,043,329)	(2,426,774)	(27,413,148)	(4,116,852)	(938,194)	(1,409,077)	(2,317,656)
Contract fees	(28,407)	(15,356)	(2,725)	(3,146)	(20,033)	(6,053)	(1,215)	(1,901)	(3,319)
Transfers-rider fees and other	(4,809,285)	(3,003,806)	(10,424)	(222,977)	(3,864,470)	(171,127)	(61,349)	(38,422)	(211,509)
Net increase/(decrease) from contract transactions	(30,813,120)	(20,385,846)	(1,443,993)	(1,448,529)	(28,775,204)	(4,241,871)	(950,130)	(1,362,148)	(3,772,790)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—	—	—	—
Net increase or decrease in net assets	(19,438,302)	(16,083,751)	(431,003)	(236,365)	(1,211,680)	1,108,360	(293,530)	(22,428)	(134,649)

Net Assets:
Beginning of year	312,387,233	177,310,295	7,173,666	22,225,898	243,870,309	23,172,392	7,288,977	7,878,340	21,747,779
End of year	$292,948,931	$161,226,544	$6,742,663	$21,989,533	$242,658,629	$24,280,752	$6,995,447	$7,855,912	$21,613,130

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund	Invesco V.I. Global Real Estate Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II	AB Sustainable Global Thematic Portfolio Class B	AB VPS Dynamic Asset Allocation Portfolio Class B
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$61,383	$(35,267)	$(1,561)	$(43,460)	$(10,878)	$(12,167)
Net realized gain (loss) on security transactions	(507,581)	(89,246)	(5,552)	(902,263)	34,923	(174,984)
Net realized gain on distributions	—	330,144	—	—	43,437	—
Net unrealized appreciation or depreciations of investments during the year	867,505	110,574	18,910	1,101,816	18,289	349,984
Net increase or decrease in net assets resulting from operations	421,307	316,205	11,797	156,093	85,771	162,833

Unit transactions:
Contract purchase payments	36,421	15,194	—	288,627	2,078	—
Transfers between investment divisions, net	(685)	6,257	—	(475,325)	—	(37,824)
Transfers on account of death	(3,411)	—	—	(341,326)	—	(8,898)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,150,551)	(369,757)	(17,564)	(474,801)	(112,602)	(270,866)
Contract fees	(2,062)	(1,377)	(44)	—	(274)	(89)
Transfers-rider fees and other	(5,849)	(3,534)	(596)	659	(2,046)	(12,512)
Net increase/(decrease) from contract transactions	(1,126,137)	(353,217)	(18,204)	(1,002,166)	(112,844)	(330,189)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—
Net increase or decrease in net assets	(704,830)	(37,012)	(6,407)	(846,073)	(27,073)	(167,356)

Net Assets:
Beginning of year	4,964,298	3,315,448	183,836	3,859,782	681,427	1,539,994
End of year	$4,259,468	$3,278,436	$177,429	$3,013,709	$654,354	$1,372,638

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	BlackRock Global Allocation V.I. Fund Class III	Davis Financial Portfolio	Davis Real Estate Portfolio	Fidelity VIP Balanced Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$7,539	$3,184	$12,982	$(1,443)	$278,466	$(4,929)	$708,005
Net realized gain (loss) on security transactions	(51,833)	(81,521)	(9,855)	68,083	(837,987)	(3,010)	—
Net realized gain on distributions	—	51,418	—	70,994	—	864	—
Net unrealized appreciation or depreciations of investments during the year	205,294	181,711	114,772	176,831	1,834,723	56,669	—
Net increase or decrease in net assets resulting from operations	161,000	154,792	117,899	314,465	1,275,202	49,594	708,005

Unit transactions:
Contract purchase payments	17,129	14,596	7,414	32,026	64,275	390	644,519
Transfers between investment divisions, net	(104,832)	9,200	(640)	24,060	1,869,056	47,946	2,404,292
Transfers on account of death	(1,089)	—	(3,623)	—	(615,187)	—	(1,717,753)
Transfers for annuity benefits, surrenders and partial withdrawals	(282,219)	(454,290)	(146,691)	(288,526)	(3,601,507)	(34,374)	(4,273,960)
Contract fees	(610)	(339)	(619)	(1,012)	(3,875)	(68)	(4,132)
Transfers-rider fees and other	—	893	(2,352)	(1,090)	(306,165)	—	132,346
Net increase/(decrease) from contract transactions	(371,621)	(429,940)	(146,511)	(234,542)	(2,593,403)	13,894	(2,814,688)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—	24,057
Net increase or decrease in net assets	(210,621)	(275,148)	(28,612)	79,923	(1,318,201)	63,488	(2,082,626)

Net Assets:
Beginning of year	1,679,209	1,525,781	1,471,641	1,754,757	30,667,470	266,671	22,782,420
End of year	$1,468,588	$1,250,633	$1,443,029	$1,834,680	$29,349,269	$330,159	$20,699,794

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Templeton Global Bond VIP Fund Class 2	Templeton Growth VIP Fund Class 2	Franklin Income VIP Fund Class 2	MFS Technology Portfolio Service Class	MFS Blended Research Core Equity Portfolio Service Class	PIMCO Low Duration Portfolio Advisor Class
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(28,963)	$31,417	$87,501	$(288,874)	$(165,158)	$13,796
Net realized gain (loss) on security transactions	(201,212)	(107,512)	(46,901)	2,583,418	1,421,990	(14,525)
Net realized gain on distributions	—	—	153,733	—	2,880,694	—
Net unrealized appreciation or depreciations of investments during the year	231,269	411,710	(21,446)	5,602,729	4,702,345	24,048
Net increase or decrease in net assets resulting from operations	1,094	335,615	172,887	7,897,273	8,839,871	23,319

Unit transactions:
Contract purchase payments	5,025	37,386	3,003	81,640	22,781	—
Transfers between investment divisions, net	(23,099)	(1,506)	24,718	(4,540,696)	(2,198,846)	—
Transfers on account of death	(32,617)	(14,247)	(32,249)	(223,263)	(300,731)	(13,233)
Transfers for annuity benefits, surrenders and partial withdrawals	(681,332)	(397,609)	(540,546)	(3,919,671)	(12,483,522)	(161,690)
Contract fees	(484)	(634)	(534)	(1,593)	(2,377)	(223)
Transfers-rider fees and other	(513)	(6,367)	(3,121)	(337,672)	(735,426)	223
Net increase/(decrease) from contract transactions	(733,020)	(382,977)	(548,729)	(8,941,255)	(15,698,121)	(174,923)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—
Net increase or decrease in net assets	(731,926)	(47,362)	(375,842)	(1,043,982)	(6,858,250)	(151,604)

Net Assets:
Beginning of year	2,101,375	1,922,982	2,809,097	18,877,529	39,910,442	873,841
End of year	$1,369,449	$1,875,620	$2,433,255	$17,833,547	$33,052,192	$722,237

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	PIMCO Real Return Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class	Pioneer Bond VCT Portfolio Class II	American Century VP Inflation Protection Fund Class II	Delaware Ivy VIP High Income Fund Class II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,141	$30,522	$1,070,548	$178,134	$281,857
Net realized gain (loss) on security transactions	(10,415)	(69,735)	(2,795,845)	(108,475)	(285,972)
Net realized gain on distributions	—	—	—	—	—
Net unrealized appreciation or depreciations of investments during the year	13,793	111,719	3,978,819	103,269	541,400
Net increase or decrease in net assets resulting from operations	9,519	72,506	2,253,522	172,928	537,285

Unit transactions:
Contract purchase payments	1,505	1,050	132,004	45,778	16,249
Transfers between investment divisions, net	(1,227)	(68,454)	2,415,029	(46,223)	3,741
Transfers on account of death	(21,292)	(35,380)	(1,308,102)	(297,635)	(201,708)
Transfers for annuity benefits, surrenders and partial withdrawals	(76,270)	(230,977)	(11,623,320)	(759,673)	(853,502)
Contract fees	(203)	—	(2,316)	—	—
Transfers-rider fees and other	—	743	(575,449)	14,494	2,480
Net increase/(decrease) from contract transactions	(97,487)	(333,018)	(10,962,154)	(1,043,259)	(1,032,740)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—
Net increase or decrease in net assets	(87,968)	(260,512)	(8,708,632)	(870,331)	(495,455)

Net Assets:
Beginning of year	545,860	1,524,021	50,961,308	9,053,658	5,836,917
End of year	$457,892	$1,263,509	$42,252,676	$8,183,327	$5,341,462

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Putnam VT Small Cap Value Fund Class IB	ALPS/ Alerian Energy Infrastructure Portfolio Class III	ALPS Global Opportunity Portfolio Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Global Technology & Innovation Service Shares	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	Merger Fund VL
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(88,322)	$29,168	$(18,606)	$27,095	$(758,414)	$(49,573)	$6,809
Net realized gain (loss) on security transactions	(42,501)	66,010	(2,301)	(1,809)	1,104,519	(10,146)	39,736
Net realized gain on distributions	838,213	19,740	—	4,857	—	208,946	116,680
Net unrealized appreciation or depreciations of investments during the year	786,588	113,780	328,124	(8,473)	21,924,180	179,595	(111,769)
Net increase or decrease in net assets resulting from operations	1,493,978	228,698	307,217	21,670	22,270,285	328,822	51,456

Unit transactions:
Contract purchase payments	24,069	5,336	2,694	2,473	61,372	28,452	2,885
Transfers between investment divisions, net	367,079	(51,541)	(15,946)	4,236	(12,336,469)	(401,180)	(31,500)
Transfers on account of death	(139,439)	(51,504)	(35,595)	(16,379)	(417,035)	(29,649)	(262,118)
Transfers for annuity benefits, surrenders and partial withdrawals	(837,419)	(360,744)	(253,212)	(26,468)	(5,231,132)	(139,605)	(205,374)
Contract fees	(141)	—	—	—	(3,338)	—	—
Transfers-rider fees and other	(50,919)	(7)	10	(6)	(741,860)	41	27,430
Net increase/(decrease) from contract transactions	(636,770)	(458,460)	(302,049)	(36,144)	(18,668,462)	(541,941)	(468,677)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—	—
Net increase or decrease in net assets	857,208	(229,762)	5,168	(14,474)	3,601,823	(213,119)	(417,221)

Net Assets:
Beginning of year	6,838,574	2,083,240	1,296,515	529,612	50,089,982	3,851,165	1,934,465
End of year	$7,695,782	$1,853,478	$1,301,683	$515,138	$53,691,805	$3,638,046	$1,517,244

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Guggenheim VT Multi- Hedge Strategies Fund	Guggenheim VT Long Short Equity Fund	T. Rowe Price Health Sciences Portfolio II	Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	Morgan Stanley VIF Global Infrastructure Portfolio Class II	VanEck VIP Global Resources Fund Class S	Virtus Duff & Phelps Real Estate Securities Series	American Funds Insurance Series Asset Allocation Fund Class 4	American Funds Insurance Series The Bond Fund of America Class 4	American Funds Insurance Series Global Growth Fund Class 4
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,361	$(11,826)	$(103,518)	$5,853	$1,248	$13,008	$12,237	$24,622	$21,142	$(3,776)
Net realized gain (loss) on security transactions	10,176	24,006	334,567	(69,647)	(12,499)	11,119	(93,655)	1,715	(11,241)	9,648
Net realized gain on distributions	—	—	295,919	37,045	13,290	—	18,533	112,316	—	61,759
Net unrealized appreciation or depreciations of investments during the year	(3,206)	100,872	(443,577)	222,896	1,120	(77,441)	254,415	195,857	26,100	80,974
Net increase or decrease in net assets resulting from operations	13,331	113,052	83,391	196,147	3,159	(53,314)	191,530	334,510	36,001	148,605

Unit transactions:
Contract purchase payments	7,867	3,072	20,205	2,948	—	65	23,067	8,215	—	4,800
Transfers between investment divisions, net	—	(45,394)	(59,583)	(6,865)	(45,443)	(9,586)	(79,206)	(52,186)	151,184	(18,713)
Transfers on account of death	(28,815)	(29,821)	(175,463)	(29,396)	—	(68,473)	(90,400)	(128,023)	(5,735)	(5,146)
Transfers for annuity benefits, surrenders and partial withdrawals	(91,150)	(209,995)	(801,017)	(427,657)	(5,686)	(75,603)	(917,649)	(285,006)	(31,292)	(27,071)
Contract fees	—	—	—	—	—	—	—	—	—	—
Transfers-rider fees and other	1	3	363	752	—	30,259	5,381	(68)	—	—
Net increase/(decrease) from contract transactions	(112,097)	(282,135)	(1,015,495)	(460,218)	(51,129)	(123,338)	(1,058,807)	(457,068)	114,157	(46,130)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—	—	—	—	—
Net increase or decrease in net assets	(98,766)	(169,083)	(932,104)	(264,071)	(47,970)	(176,652)	(867,277)	(122,558)	150,158	102,475

Net Assets:
Beginning of year	434,929	1,113,922	8,903,613	2,160,602	95,066	1,001,924	2,751,811	2,880,133	785,016	739,301
End of year	$336,163	$944,839	$7,971,509	$1,896,531	$47,096	$825,272	$1,884,534	$2,757,575	$935,174	$841,776

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2023

	American Funds Insurance Series Capital World Growth and Income Fund Class 4	American Funds Insurance Series Growth Fund Class 4	American Funds Insurance Series Growth and Income Fund Class 4	American Funds Insurance Series US Government/ Securities Fund Class 4
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$5,751	$(28,730)	$(479)	$35,877
Net realized gain (loss) on security transactions	1,414	31,177	23,208	(29,240)
Net realized gain on distributions	—	183,647	138,054	—
Net unrealized appreciation or depreciations of investments during the year	187,086	798,470	399,083	15,234
Net increase or decrease in net assets resulting from operations	194,251	984,564	559,866	21,871

Unit transactions:
Contract purchase payments	120	42,129	5,635	5,018
Transfers between investment divisions, net	51,666	419,182	65,729	—
Transfers on account of death	(4,111)	(14,606)	(16,886)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(28,848)	(190,455)	(220,683)	(83,820)
Contract fees	—	—	—	—
Transfers-rider fees and other	—	(985)	(73)	(9)
Net increase/(decrease) from contract transactions	18,827	255,265	(166,278)	(78,811)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—
Net increase or decrease in net assets	213,078	1,239,829	393,588	(56,940)

Net Assets:
Beginning of year	957,493	2,552,681	2,388,171	1,591,976
End of year	$1,170,571	$3,792,510	$2,781,759	$1,535,036

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT R
The Guardian Insurance & Annuity Company, Inc.
Notes to Financial Statements
December 31, 2024

1. Organization:

The Guardian Separate Account R (the “Account”) is a separate investment account established by The Guardian Insurance & Annuity Company, Inc. (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Delaware and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is wholly owned by subsidiary of Guardian Life Insurance Company of America.

The Account is comprised of the following Sub-Accounts:

Invesco V.I. Global Real Estate Fund, Invesco V.I. Balanced-Risk Allocation Fund, American Funds Insurance Series® Capital World Growth and Income Fund®, American Funds Insurance Series® Asset Allocation Fund, American Funds Insurance Series® The Bond Fund of America®, American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, Fidelity® VIP Investment Grade Bond Portfolio, Fidelity® VIP Government Money Market Portfolio, Fidelity® VIP Overseas Portfolio, Fidelity® VIP Balanced Portfolio, Franklin Income VIP Fund, Templeton Growth VIP Fund, Templeton Global Bond VIP Fund, BlackRock Global Allocation V.I. Fund, Morgan Stanley VIF Emerging Markets Equity Portfolio, Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, PIMCO VIT Low Duration Portfolio, T. Rowe Price Health Sciences Portfolio, VanEck VIP Global Resources Fund , The Merger Fund ® VL, Morgan Stanley VIF Global Infrastructure Portfolio*, PIMCO VIT Dynamic Bond Portfolio, American Century Inflation Protection Fund (Merged into LVIP American Century VP Inflation Protection Fund), AB VPS Dynamic Asset Allocation Portfolio, AB VPS Sustainable Global Thematic Portfolio, ALPS | Alerian Energy Infrastructure Portfolio, ALPS Global Opportunity Portfolio, American Funds Insurance Series® U.S. Government Securities Fund® , Davis Financial Portfolio, Davis Real Estate Portfolio, Macquarie VIP High Income Series (Formerly Delaware Ivy VIP High Income), Gabelli Capital Asset Fund, Guggenheim VT Long Short Equity Fund*, Guggenheim VT Multi-Hedge Strategies Fund, Guardian All Cap Core VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Diversified Research VIP Fund, Guardian Equity Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Growth & Income VIP Fund, Guardian International Equity VIP Fund, Guardian International Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Strategic Large Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund, Guardian Total Return Bond VIP Fund, Guardian U.S. Government Securities VIP Fund, Janus Henderson VIT Global Technology and Innovation Portfolio, Lazard Retirement Global Dynamic Multi-Asset Portfolio, MFS® Blended Research® Core Equity Portfolio, MFS® Technology Portfolio, Pioneer Bond VCT Portfolio, DWS Alternative Asset Allocation VIP, Victory 500 Index VIP Series, Victory High Yield VIP Series, Victory RS International VIP Series, Victory RS Large Cap Alpha VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory Sophus Emerging Markets VIP Series, Virtus Duff & Phelps Real Estate Securities Series.

* During 2024, this Sub-Account was liquidated.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2024 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2024, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2024 and 2023.

g) Accounting for Uncertain Tax Positions - Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2024.

h) In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a current maximum annual fee of 1.70% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a current maximum annual fee of 0.25% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

c) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

d) Annual Maintenance Fees - An annual maintenance fee up to a current maximum of $35 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Asset Access (GMWB I) charges current maximum of 0.50%
Earnings Benefit Rider (EBR) charges current maximum of 0.25%
Guarantee Lifetime Withdrawal Benefit Return of Premium Death Benefit charges current maximum of 0.60%
Guarantee Lifetime Withdrawal Benefit Step Up Death Benefit charges current maximum of 0.50%
Guarantee Minimum Income Benefit (GMIB) charges current maximum of 0.50%
Guarantee Minimum Death Benefit (GMDB) charges current maximum of 0.30%
Highest Anniversary Value Death Benefit Rider (HAVDB) charges current maximum of 0.40%
Lifetime Asset Access (GMWB II) charges current maximum of 0.60%
Liftime Focus (GMWB III) charges current maximum of 0.85%
7 Year Enhanced Death Benefit Rider (EDBR) charges current maximum of 0.20%
Enhanced Death Benefit Rider (EDBR) charges current maximum of 0.50%
Spousal Asset Access (GMWB II) charges current maximum of 0.75%
Target 200 Joint charges current maximum of 1.40%
Target 200 Single charges current maximum of 1.15%
Target 250 Joint charges current maximum of 1.55%
Target 250 Single charges current maximum of 1.30%
Target 300 Joint charges current maximum of 1.65%
Target 300 Single charges current maximum of 1.35%
Target Future Joint charges current maximum of 1.30%
Target Future Single charges current maximum of 1.05%
Target Now Joint charges current maximum of 1.05%
Target Now Single charges current maximum of 0.95%
Highest Anniversary Value Death Benefit charges current maximum of 0.35%
Return of Premium Plus and Highest Anniversary Value Death Benefit charges current maximum of 0.50%
Return of Premium Basic Death Benefit charges current maximum of 0.25%
Return of Premium Plus Death Benefit charges current maximum of 0.45%

f)Transactions with Related Parties - The Sponsor and its affiliates may receive fees from funds for services provided.

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (*VCM*) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM's Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

Guardian Core Plus Fixed Income VIP Fund
Guardian Diversified Research VIP Fund
Guardian Growth & Income VIP Fund
Guardian Integrated Research VIP Fund
Guardian Large Cap Disciplined Growth VIP Fund
Guardian Large Cap Disciplined Value VIP Fund
Guardian All Cap Core VIP Fund
Guardian Select Mid Cap Core VIP Fund
Guardian Small-Mid Cap Core VIP Fund
Guardian Strategic Large Cap Core VIP Fund
Guardian Large Cap Fundamental Growth VIP Fund
Guardian Mid Cap Relative Value VIP Fund
Guardian Mid Cap Traditional Growth VIP Fund
Guardian U.S. Government Securities VIP Fund
Guardian Total Return Bond VIP Fund
Guardian Global Utilities VIP Fund
Guardian Multi-Sector Bond VIP Fund
Guardian Small Cap Core VIP Fund
Guardian Core Fixed Income VIP Fund
Guardian Short Duration Bond VIP Fund
Guardian Balanced Allocation VIP Fund
Guardian Equity Income VIP Fund

GIAC has administrative service fee agreements with, Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, LLC, Davis Selected Advisers, LP, Fidelity Management & Research Company, Franklin Advisers, Inc., Massachusetts Financial Services Company, , PIMCO, Amundi Pioneer Asset Management, Inc., Templeton Global Advisers Limited, Templeton Investment Counsel, LLC, Delaware Management Company, American Century Investment Management, Inc., Putnam Investment Management, LLC, ALPS Advisors, Inc., Westchester Capital Management, LLC, Guggenheim Investments, Janus Capital Management LLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Morgan Stanley Investment Management Inc., T. Rowe Price Associates, Inc., VanEck Associates Corporation, Virtus Investment Partners, DWS Investment Management Americas Inc. and Capital Research and Management Company, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in "Mortality and expense risk charges" in the Statements of Operations.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco V.I. Global Real Estate Fund	$6,345	$82,368
Invesco V.I. Balanced-Risk Allocation Fund	$173,233	$499,846
American Funds Insurance Series® Capital World Growth and Income Fund®	$73,410	$530,394
American Funds Insurance Series® Asset Allocation Fund	$327,019	$921,279
American Funds Insurance Series® The Bond Fund of America®	$331,438	$289,708
American Funds Insurance Series® Global Growth Fund	$74,203	$324,217
American Funds Insurance Series® Growth Fund	$463,126	$1,076,276
American Funds Insurance Series® Growth-Income Fund	$541,101	$1,156,061
Fidelity® VIP Investment Grade Bond Portfolio	$4,731,226	$7,912,817
Fidelity® VIP Government Money Market Portfolio	$9,946,343	$12,322,599
Fidelity® VIP Overseas Portfolio	$20,883	$34,855
Fidelity® VIP Balanced Portfolio	$100,258	$381,452
Franklin Income VIP Fund	$161,966	$587,421
Templeton Growth VIP Fund	$197,559	$561,030
Templeton Global Bond VIP Fund	$92,876	$475,225
BlackRock Global Allocation V.I. Fund	$311,354	$575,666
Morgan Stanley VIF Emerging Markets Equity Portfolio	$63,754	$490,718
Putnam VT Small Cap Value Fund	$553,897	$2,636,774
PIMCO VIT Real Return Portfolio	$39,217	$152,498
PIMCO VIT Low Duration Portfolio	$1,238,208	$484,839
T. Rowe Price Health Sciences Portfolio	$668,441	$1,414,150
VanEck VIP Global Resources Fund	$42,871	$219,428
The Merger Fund ® VL	$74,641	$239,979
Morgan Stanley VIF Global Infrastructure Portfolio+	$223,187	$288,265
PIMCO VIT Dynamic Bond Portfolio	$252,920	$327,986
LVIP American Century Inflation Protection Fund+	$402,787	$1,424,587
AB VPS Dynamic Asset Allocation Portfolio	$68,021	$387,761
AB VPS Sustainable Global Thematic Portfolio	$5,271	$160,562
ALPS | Alerian Energy Infrastructure Portfolio	$431,908	$757,621
ALPS Global Opportunity Portfolio	$128,589	$290,588
American Funds Insurance Series® U.S. Government Securities Fund®	$184,454	$412,204
Davis Financial Portfolio	$134,432	$359,121
Davis Real Estate Portfolio	$97,085	$211,602
Macquarie VIP High Income Series+	$367,003	$1,182,234
Gabelli Capital Asset Fund	$348,209	$587,104
Guggenheim VT Long Short Equity Fund+	$2,959	$1,037,020
Guggenheim VT Multi-Hedge Strategies Fund	$14,415	$79,070
Guardian All Cap Core VIP Fund	$34,757	$2,809,020
Guardian Balanced Allocation VIP Fund	$114,940	$1,417,094
Guardian Core Fixed Income VIP Fund	$36,358,767	$83,778,984
Guardian Core Plus Fixed Income VIP Fund	$24,235,360	$84,312,140
Guardian Diversified Research VIP Fund	$469,513	$51,560,130
Guardian Equity Income VIP Fund	$720,967	$6,328,164
Guardian Global Utilities VIP Fund	$4,501,475	$24,411,225
Guardian Growth & Income VIP Fund	$2,080,686	$44,044,157
Guardian International Equity VIP Fund	$15,411,441	$97,631,795
Guardian International Growth VIP Fund	$3,282,765	$34,122,804
Guardian Integrated Research VIP Fund	$1,207,990	$131,063,082
Guardian Large Cap Fundamental Growth VIP Fund	$832,245	$110,786,580
Guardian Large Cap Disciplined Growth VIP Fund	$7,336,990	$147,997,685
Guardian Large Cap Disciplined Value VIP Fund	$2,181,671	$65,924,152
Guardian Mid Cap Relative Value VIP Fund	$2,610,917	$60,013,340
Guardian Mid Cap Traditional Growth VIP Fund	$502,018	$36,678,850
Guardian Multi-Sector Bond VIP Fund	$25,606,420	$64,280,873
Guardian Small Cap Core VIP Fund	$5,709,421	$78,826,117
Guardian Short Duration Bond VIP Fund	$19,677,304	$46,689,793
Guardian Strategic Large Cap Core VIP Fund	$3,825,338	$86,647,430
Guardian Select Mid Cap Core VIP Fund	$2,627,131	$48,668,098
Guardian Small-Mid Cap Core VIP Fund	$5,129,457	$72,782,030
Guardian Total Return Bond VIP Fund	$29,367,895	$67,431,080
Guardian U.S. Government Securities VIP Fund	$24,613,356	$54,658,485
Janus Henderson VIT Global Technology and Innovation Portfolio	$958,940	$20,671,870
Lazard Retirement Global Dynamic Multi-Asset Portfolio	$22,742	$343,062
MFS® Blended Research® Core Equity Portfolio	$2,028,271	$17,479,240
MFS® Technology Portfolio	$330,634	$9,777,568
Pioneer Bond VCT Portfolio	$5,330,350	$18,000,370
DWS Alternative Asset Allocation VIP	$18,769	$160,911
Victory 500 Index VIP Series	$2,799,060	$11,130,223
Victory High Yield VIP Series	$870,201	$1,998,328
Victory RS International VIP Series	$1,458,703	$6,072,692
Victory RS Large Cap Alpha VIP Series	$13,351,948	$77,833,588
Victory RS Small Cap Growth Equity VIP Series	$446,924	$2,410,619
Victory Sophus Emerging Markets VIP Series	$405,255	$1,166,571
Virtus Duff & Phelps Real Estate Securities Series	$49,043	$490,900

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Invesco V.I. Global Real Estate Fund	156	3,027	(2,871)
Invesco V.I. Balanced-Risk Allocation Fund	2,860	35,047	(32,187)
American Funds Insurance Series® Capital World Growth and Income Fund®	10,310	36,459	(26,149)
American Funds Insurance Series® Asset Allocation Fund	10,212	54,997	(44,785)
American Funds Insurance Series® The Bond Fund of America®	22,269	20,718	1,551
American Funds Insurance Series® Global Growth Fund	1,956	14,966	(13,010)
American Funds Insurance Series® Growth Fund	16,198	38,608	(22,410)
American Funds Insurance Series® Growth-Income Fund	17,100	49,821	(32,721)
Fidelity® VIP Investment Grade Bond Portfolio	265,312	527,834	(262,522)
Fidelity® VIP Government Money Market Portfolio	786,129	1,048,613	(262,484)
Fidelity® VIP Overseas Portfolio	21	646	(625)
Fidelity® VIP Balanced Portfolio	388	10,186	(9,798)
Franklin Income VIP Fund	406	24,715	(24,309)
Templeton Growth VIP Fund	3,965	20,992	(17,027)
Templeton Global Bond VIP Fund	10,379	55,631	(45,252)
BlackRock Global Allocation V.I. Fund	9,351	28,404	(19,053)
Morgan Stanley VIF Emerging Markets Equity Portfolio	3,223	38,754	(35,531)
Putnam VT Small Cap Value Fund	6,650	130,229	(123,579)
PIMCO VIT Real Return Portfolio	2,441	9,440	(6,999)
PIMCO VIT Low Duration Portfolio	109,500	41,176	68,324
T. Rowe Price Health Sciences Portfolio	2,073	43,249	(41,176)
VanEck VIP Global Resources Fund	2,754	21,877	(19,123)
The Merger Fund ® VL	4,103	18,114	(14,011)
Morgan Stanley VIF Global Infrastructure Portfolio+	16,055	19,753	(3,698)
PIMCO VIT Dynamic Bond Portfolio	16,561	25,570	(9,009)
LVIP American Century Inflation Protection Fund+	16,292	128,929	(112,637)
AB VPS Dynamic Asset Allocation Portfolio	2,233	27,030	(24,797)
AB VPS Sustainable Global Thematic Portfolio	144	5,741	(5,597)
ALPS | Alerian Energy Infrastructure Portfolio	14,131	43,079	(28,948)
ALPS Global Opportunity Portfolio	1,185	13,676	(12,491)
American Funds Insurance Series® U.S. Government Securities Fund®	13,481	40,374	(26,893)
Davis Financial Portfolio	570	7,684	(7,114)
Davis Real Estate Portfolio	1,443	8,080	(6,637)
Macquarie VIP High Income Series+	5,530	83,905	(78,375)
Gabelli Capital Asset Fund	496	16,354	(15,858)
Guggenheim VT Long Short Equity Fund+	224	71,819	(71,595)
Guggenheim VT Multi-Hedge Strategies Fund	572	5,943	(5,371)
Guardian All Cap Core VIP Fund	2,198	236,087	(233,889)
Guardian Balanced Allocation VIP Fund	6,891	110,663	(103,772)
Guardian Core Fixed Income VIP Fund	3,556,473	7,907,024	(4,350,551)
Guardian Core Plus Fixed Income VIP Fund	2,426,396	8,394,143	(5,967,747)
Guardian Diversified Research VIP Fund	19,218	2,105,094	(2,085,876)
Guardian Equity Income VIP Fund	44,904	511,208	(466,304)
Guardian Global Utilities VIP Fund	4,690	1,446,299	(1,441,609)
Guardian Growth & Income VIP Fund	20,860	2,221,362	(2,200,502)
Guardian International Equity VIP Fund	720,532	7,349,554	(6,629,022)
Guardian International Growth VIP Fund	52,450	2,109,793	(2,057,343)
Guardian Integrated Research VIP Fund	35,148	8,246,947	(8,211,799)
Guardian Large Cap Fundamental Growth VIP Fund	16,015	4,542,189	(4,526,174)
Guardian Large Cap Disciplined Growth VIP Fund	143,922	5,683,100	(5,539,178)
Guardian Large Cap Disciplined Value VIP Fund	24,039	3,178,756	(3,154,717)
Guardian Mid Cap Relative Value VIP Fund	74,435	3,107,998	(3,033,563)
Guardian Mid Cap Traditional Growth VIP Fund	5,963	1,623,590	(1,617,627)
Guardian Multi-Sector Bond VIP Fund	2,789,752	6,769,062	(3,979,310)
Guardian Small Cap Core VIP Fund	474,646	6,367,044	(5,892,398)
Guardian Short Duration Bond VIP Fund	2,209,034	4,646,358	(2,437,324)
Guardian Strategic Large Cap Core VIP Fund	46,778	6,593,970	(6,547,192)
Guardian Select Mid Cap Core VIP Fund	38,198	4,247,369	(4,209,171)
Guardian Small-Mid Cap Core VIP Fund	177,524	6,829,229	(6,651,705)
Guardian Total Return Bond VIP Fund	3,103,722	6,931,517	(3,827,795)
Guardian U.S. Government Securities VIP Fund	2,672,863	5,625,833	(2,952,970)
Janus Henderson VIT Global Technology and Innovation Portfolio	4,570	433,305	(428,735)
Lazard Retirement Global Dynamic Multi-Asset Portfolio	1,448	19,004	(17,556)
MFS® Blended Research® Core Equity Portfolio	904	711,285	(710,381)
MFS® Technology Portfolio	809	219,381	(218,572)
Pioneer Bond VCT Portfolio	330,632	1,662,643	(1,332,011)
DWS Alternative Asset Allocation VIP	133	11,897	(11,764)
Victory 500 Index VIP Series	3,679	207,806	(204,127)
Victory High Yield VIP Series	15,359	83,930	(68,571)
Victory RS International VIP Series	20,728	199,214	(178,486)
Victory RS Large Cap Alpha VIP Series	4,641	1,518,258	(1,513,617)
Victory RS Small Cap Growth Equity VIP Series	7,330	59,269	(51,939)
Victory Sophus Emerging Markets VIP Series	13,123	65,967	(52,844)
Virtus Duff & Phelps Real Estate Securities Series	1,696	28,599	(26,903)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2023 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Guardian Core Plus Fixed Income VIP Fund	2,033,499	6,149,041	(4,115,542)
Guardian Diversified Research VIP Fund	26,966	1,912,089	(1,885,123)
Guardian Growth & Income VIP Fund	250,320	1,474,550	(1,224,230)
Guardian Integrated Research VIP Fund	100,770	6,402,547	(6,301,777)
Guardian International Growth VIP Fund	40,386	2,077,499	(2,037,113)
Guardian International Equity VIP Fund	65,677	6,921,624	(6,855,947)
Guardian Large Cap Disciplined Growth VIP Fund	48,270	6,384,759	(6,336,489)
Guardian Large Cap Disciplined Value VIP Fund	549,335	2,446,239	(1,896,904)
Guardian Large Cap Fundamental Growth VIP Fund	39,580	5,622,325	(5,582,745)
Guardian Mid Cap Relative Value VIP Fund	477,977	2,412,452	(1,934,475)
Guardian Mid Cap Traditional Growth VIP Fund	99,383	1,281,152	(1,181,769)
Guardian U.S. Government Securities VIP Fund	2,124,738	4,476,615	(2,351,877)
Guardian Total Return Bond VIP Fund	2,509,250	4,923,334	(2,414,084)
Guardian Global Utilities VIP Fund	385,637	881,810	(496,173)
Guardian Multi-Sector Bond VIP Fund	2,574,513	5,012,935	(2,438,422)
Guardian Small Cap Core VIP Fund	1,635,517	4,665,988	(3,030,471)
Guardian All Cap Core VIP Fund	1,929	206,059	(204,130)
Guardian Select Mid Cap Core VIP Fund	763,176	2,776,198	(2,013,022)
Guardian Small Mid Cap Core VIP Fund	1,073,422	4,657,259	(3,583,837)
Guardian Strategic Large Cap Core VIP Fund	158,981	6,421,793	(6,262,812)
Guardian Core Fixed Income VIP Fund	2,818,774	6,042,396	(3,223,622)
Guardian Short Duration Bond VIP Fund	1,661,314	3,745,022	(2,083,708)
Guardian Balanced Allocation VIP Fund	12,139	157,626	(145,487)
Guardain Equity Income VIP Fund	149,911	289,796	(139,885)
Victory RS Large Cap Alpha VIP Series	151,041	891,944	(740,903)
Victory 500 Index VIP Series	20,127	131,587	(111,460)
Victory High Yield VIP Series	8,022	55,478	(47,456)
Victory RS Small Cap Growth Equity VIP Series	6,386	58,199	(51,813)
Victory RS International VIP Series	2,927	165,295	(162,368)
Victory Sophus Emerging Markets VIP Series	3,879	79,919	(76,040)
Gabelli Capital Asset Fund	734	12,924	(12,190)
Invesco V.I. Global Real Estate Fund Series II	—	808	(808)
Invesco V.I. Balanced-Risk Allocation Fund Series II	21,541	99,646	(78,105)
AB Sustainable Global Thematic Portfolio Class B	122	5,217	(5,095)
AB VPS Dynamic Asset Allocation Portfolio Class B	473	26,437	(25,964)
BlackRock Global Allocation V.I. Fund Class III	1,849	23,679	(21,830)
Davis Financial Portfolio	1,398	14,749	(13,351)
Davis Real Estate Portfolio	372	8,070	(7,698)
Fidelity VIP Balanced Portfolio Service Class 2	1,918	9,960	(8,042)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	154,433	348,402	(193,969)
Fidelity VIP Overseas Portfolio Service Class 2	2,605	1,392	1,213
Fidelity VIP Government Money Market Portfolio Service Class 2	331,049	620,098	(289,049)
Templeton Global Bond VIP Fund Class 2	6,371	85,809	(79,438)
Templeton Growth VIP Fund Class 2	1,835	22,970	(21,135)
Franklin Income VIP Fund Class 2	2,029	23,517	(21,488)
MFS Technology Series Service Class	3,039	300,923	(297,884)
MFS Blended Research Core Equity Portfolio Service Class	1,326	820,625	(819,299)
PIMCO Low Duration Portfolio Advisor Class	308	16,796	(16,488)
PIMCO Real Return Portfolio Advisor Class	114	7,625	(7,511)
PIMCO Dynamic Bond Portfolio Advisor Class	6,478	38,891	(32,413)
Pioneer Bond VCT Portfolio Class II	327,850	1,443,667	(1,115,817)
American Century VP Inflation Protection Fund Class II	29,725	132,178	(102,453)
Delaware Ivy VIP High Income Fund Class II	7,171	89,909	(82,738)
Putnam VT Small Cap Value Fund Class IB	34,889	64,318	(29,429)
ALPS/Alerian Energy Infrastructure Portfolio Class III	1,428	39,650	(38,222)
ALPS Global Opportunity Portfolio Class III (formerly ALPS/Red Rocks Global Opportunity Portfolio Class III)	11,063	31,009	(19,946)
DWS Alternative Asset Allocation VIP Class B	642	3,798	(3,156)
Janus Henderson Global Technology & Innovation Portfolio Service Shares	13,520	613,642	(600,122)
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	3,683	44,064	(40,381)
The Merger Fund VL	7,060	45,652	(38,592)
Guggenheim VT Multi-Hedge Strategies Fund	2,196	12,214	(10,018)
Guggenheim VT Long Short Equity Fund	1,390	23,753	(22,363)
T. Rowe Price Health Sciences Portfolio II	16,195	51,043	(34,848)
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	4,911	50,024	(45,113)
Morgan Stanley VIF Global Infrastructure Portfolio Class II	—	4,025	(4,025)
VanEck VIP Global Resources Fund – Class S	3,861	18,128	(14,267)
Virtus Duff & Phelps Real Estate Securities Series	5,354	67,822	(62,468)
American Funds Insurance Series Asset Allocation Fund Class 4	5,401	38,947	(33,546)
American Funds Insurance Series The Bond Fund of America Class 4	15,653	3,750	11,903
American Funds Insurance Series Global Growth Fund Class 4	854	3,733	(2,879)
American Funds Insurance Series Capital World Growth and Income Fund Class 4	11,499	9,516	1,983
American Funds Insurance Series Growth Fund Class 4	22,822	10,878	11,944
American Funds Insurance Series Growth and Income Fund Class 4	4,082	13,927	(9,845)
American Funds Insurance Series U.S. Government Securities Fund	17,248	25,930	(8,682)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2024. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Global Real Estate Fund
2024	4,831	$21.738859	to	$23.006159	$107,488	1.30%	to	1.65%	2.13%	to	2.37%	(3.73)%	to	(3.38)%
2023	7,615	$15.957016	to	$23.812077	$174,921	1.30%	to	1.70%	1.20%	to	1.20%	6.98%	to	7.41%
2022	8,423	$14.915785	to	$22.169285	$180,910	1.30%	to	1.70%	1.20%	to	1.20%	(26.41)%	to	(26.12)%
2021	11,944	$27.743010	to	$30.005395	$350,931	1.30%	to	1.90%	2.78%	to	2.78%	23.07%	to	23.81%
2020	11,722	$22.543031	to	$24.234249	$278,500	1.30%	to	1.90%	4.50%	to	4.50%	(14.23)%	to	(13.70)%
Invesco V.I. Balanced-Risk Allocation Fund
2024	197,312	$12.277901	to	$12.383029	$2,643,183	0.75%	to	2.05%	5.79%	to	5.89%	1.43%	to	2.78%
2023	229,499	$11.945676	to	$12.208303	$3,013,709	0.75%	to	2.05%	—%	to	—%	4.22%	to	5.60%
2022	307,604	$11.312083	to	$11.714181	$3,859,782	0.75%	to	2.05%	6.62%	to	6.62%	(16.27)%	to	(15.16)%
2021	419,947	$13.333059	to	$13.990324	$6,235,080	0.75%	to	2.05%	2.84%	to	2.84%	7.02%	to	8.44%
2020	493,441	$12.295154	to	$13.072433	$6,801,331	0.75%	to	2.05%	7.86%	to	7.86%	7.73%	to	9.16%
American Funds Insurance Series® Capital World Growth and Income Fund®
2024	48,102	$17.454352	to	$18.288946	$854,628	0.75%	to	1.35%	1.40%	to	11.96%	12.16%	to	12.84%
2023	74,251	$15.562166	to	$16.207464	$1,170,571	0.75%	to	1.35%	1.77%	to	1.77%	19.02%	to	19.75%
2022	72,268	$13.074929	to	$13.534816	$957,493	0.75%	to	1.35%	2.14%	to	2.14%	(18.68)%	to	(18.19)%
2021	69,296	$16.079108	to	$16.543972	$1,127,044	0.75%	to	1.35%	1.67%	to	1.67%	12.92%	to	13.61%
2020	52,119	$14.239552	to	$14.562699	$748,940	0.75%	to	1.35%	1.38%	to	1.38%	7.08%	to	7.73%
American Funds Insurance Series® Asset Allocation Fund
2024	138,911	$16.778666	to	$17.580986	$2,397,119	0.75%	to	1.35%	0.73%	to	1.93%	14.54%	to	15.24%
2023	183,696	$14.648774	to	$15.256239	$2,757,575	0.75%	to	1.35%	1.93%	to	1.93%	12.49%	to	13.17%
2022	217,242	$13.022842	to	$13.480914	$2,880,133	0.75%	to	1.35%	1.92%	to	1.92%	(14.83)%	to	(14.31)%
2021	159,190	$15.290122	to	$15.732203	$2,482,163	0.75%	to	1.35%	1.34%	to	1.34%	13.29%	to	13.98%
2020	167,178	$13.496234	to	$13.802514	$2,290,102	0.75%	to	1.35%	1.46%	to	1.46%	10.64%	to	11.32%
American Funds Insurance Series® The Bond Fund of America®
2024	93,343	$9.961868	to	$10.397574	$948,283	0.75%	to	1.30%	3.86%	to	4.55%	(0.34)%	to	0.22%
2023	91,792	$9.995782	to	$10.375019	$935,174	0.75%	to	1.30%	3.72%	to	3.72%	3.36%	to	3.94%
2022	79,889	$9.670631	to	$9.981918	$785,016	0.75%	to	1.30%	2.58%	to	2.58%	(13.88)%	to	(13.40)%
2021	109,370	$11.229671	to	$11.526889	$1,241,686	0.75%	to	1.30%	1.25%	to	1.25%	(1.88)%	to	(1.33)%
2020	108,349	$11.444780	to	$11.682583	$1,248,031	0.75%	to	1.30%	2.00%	to	2.00%	7.95%	to	8.56%
American Funds Insurance Series® Global Growth Fund
2024	31,598	$20.635073	to	$21.621687	$668,713	0.75%	to	1.35%	1.32%	to	9.00%	11.85%	to	12.53%
2023	44,608	$18.511322	to	$19.213444	$841,776	0.75%	to	1.30%	0.70%	to	0.70%	20.70%	to	21.38%
2022	47,487	$15.291838	to	$15.829642	$739,301	0.75%	to	1.35%	0.44%	to	0.44%	(25.93)%	to	(25.48)%
2021	44,916	$20.646099	to	$21.242903	$940,434	0.75%	to	1.35%	0.22%	to	0.22%	14.57%	to	15.26%
2020	40,233	$18.020766	to	$18.429626	$732,555	0.75%	to	1.35%	0.17%	to	0.17%	28.41%	to	29.19%
American Funds Insurance Series® Growth Fund
2024	127,457	$32.014909	to	$33.545465	$4,205,372	0.75%	to	1.35%	0.18%	to	0.20%	29.52%	to	30.31%
2023	149,867	$24.718241	to	$25.743047	$3,792,510	0.75%	to	1.35%	0.18%	to	0.18%	36.27%	to	37.10%
2022	137,923	$18.138678	to	$18.776598	$2,552,681	0.75%	to	1.35%	0.11%	to	0.11%	(31.06)%	to	(30.64)%
2021	115,949	$25.874569	to	$27.070786	$3,093,031	0.75%	to	1.70%	0.06%	to	0.06%	19.62%	to	20.77%
2020	86,190	$21.917612	to	$22.414869	$1,907,213	0.75%	to	1.35%	0.20%	to	0.20%	49.66%	to	50.57%
American Funds Insurance Series® Growth-Income Fund
2024	111,067	$23.240863	to	$24.351998	$2,633,381	0.75%	to	1.35%	0.37%	to	0.93%	22.24%	to	22.99%
2023	143,788	$19.076747	to	$19.800342	$2,781,759	0.75%	to	1.30%	1.18%	to	1.18%	24.19%	to	24.88%
2022	153,633	$15.316625	to	$15.855282	$2,388,171	0.75%	to	1.35%	1.28%	to	1.28%	(17.83)%	to	(17.33)%
2021	98,447	$18.684830	to	$19.179224	$1,857,557	0.75%	to	1.30%	1.02%	to	1.02%	22.19%	to	22.87%
2020	79,201	$15.291516	to	$15.609189	$1,219,812	0.75%	to	1.30%	1.09%	to	1.09%	11.77%	to	12.40%
Fidelity® VIP Investment Grade Bond Portfolio
2024	1,859,980	$12.490534	to	$13.800236	$25,758,500	1.30%	to	1.95%	3.26%	to	3.46%	(0.48)%	to	0.18%
2023	2,111,095	$12.550507	to	$13.776033	$29,233,117	1.30%	to	1.95%	2.40%	to	2.40%	3.94%	to	4.62%
2022	2,305,064	$10.125220	to	$13.167341	$30,550,056	1.30%	to	2.05%	2.04%	to	2.04%	(14.99)%	to	(14.34)%
2021	2,617,570	$11.910089	to	$15.371773	$40,555,002	1.30%	to	2.05%	1.79%	to	1.79%	(2.92)%	to	(2.18)%
2020	2,652,690	$12.268411	to	$15.714964	$42,059,532	1.30%	to	2.05%	2.02%	to	2.02%	6.93%	to	7.74%
Fidelity® VIP Government Money Market Portfolio
2024	1,847,508	$9.212650	to	$10.876238	$18,672,812	0.75%	to	2.30%	4.74%	to	4.76%	2.43%	to	4.05%
2023	2,106,875	$8.993790	to	$10.452872	$20,595,877	0.75%	to	2.30%	4.53%	to	4.53%	2.24%	to	3.84%
2022	2,395,924	$8.797152	to	$10.065882	$22,681,137	0.75%	to	2.30%	1.28%	to	1.28%	(1.07)%	to	0.49%
2021	2,087,631	$8.891905	to	$10.016565	$19,775,766	0.75%	to	2.30%	0.01%	to	0.01%	(2.29)%	to	(0.75)%
2020	2,577,277	$9.100076	to	$10.092192	$24,711,576	0.75%	to	2.30%	0.22%	to	0.22%	(2.07)%	to	(0.52)%
Fidelity® VIP Overseas Portfolio
2024	12,782	$19.880067	to	$28.222738	$323,732	1.30%	to	2.30%	1.31%	to	1.39%	2.40%	to	3.44%
2023	13,407	$19.413813	to	$27.284079	$330,159	1.30%	to	2.30%	0.79%	to	0.79%	17.47%	to	18.66%
2022	12,194	$16.526532	to	$22.993831	$266,671	1.30%	to	2.30%	0.67%	to	0.67%	(26.41)%	to	(25.66)%
2021	12,484	$22.456513	to	$30.931230	$368,735	1.30%	to	2.30%	0.33%	to	0.33%	16.66%	to	17.84%
2020	12,821	$19.249688	to	$26.248804	$322,694	1.30%	to	2.30%	0.22%	to	0.22%	12.69%	to	13.83%
Fidelity® VIP Balanced Portfolio
2024	47,572	$31.676928	to	$37.076474	$1,727,581	1.45%	to	2.20%	1.66%	to	1.70%	13.09%	to	13.95%
2023	57,370	$28.009433	to	$32.537964	$1,833,962	1.45%	to	2.20%	1.53%	to	1.53%	18.58%	to	19.48%
2022	65,412	$23.620004	to	$27.233664	$1,754,156	1.45%	to	2.20%	1.06%	to	1.06%	(19.98)%	to	(19.37)%
2021	81,984	$29.516786	to	$33.777847	$2,735,661	1.45%	to	2.20%	0.73%	to	0.73%	15.41%	to	16.28%
2020	84,588	$25.575328	to	$29.048534	$2,428,657	1.45%	to	2.20%	1.25%	to	1.25%	19.45%	to	20.35%
Franklin Income VIP Fund
2024	76,894	$18.555351	to	$29.253601	$2,056,014	1.30%	to	2.30%	5.13%	to	5.21%	4.74%	to	5.81%
2023	94,621	$17.714871	to	$27.648145	$2,416,158	1.30%	to	2.30%	5.07%	to	5.07%	6.14%	to	7.21%
2022	116,109	$16.690434	to	$25.788496	$2,789,220	1.30%	to	2.30%	5.02%	to	5.02%	(7.64)%	to	(6.70)%
2021	132,043	$18.070560	to	$27.641278	$3,404,102	1.30%	to	2.30%	4.58%	to	4.58%	14.08%	to	15.24%
2020	154,628	$15.839736	to	$23.986408	$3,465,494	1.30%	to	2.30%	5.94%	to	5.94%	(1.62)%	to	(0.62)%
Templeton Growth VIP Fund
2024	78,337	$17.572926	to	$27.121293	$1,593,607	1.30%	to	1.95%	0.93%	to	0.98%	3.35%	to	4.03%
2023	93,949	$17.003197	to	$26.070783	$1,841,544	1.30%	to	1.95%	3.34%	to	3.34%	18.66%	to	19.44%
2022	115,084	$14.329326	to	$21.828083	$1,889,812	1.30%	to	1.95%	0.16%	to	0.16%	(13.22)%	to	(12.65)%
2021	118,311	$16.512727	to	$24.990352	$2,220,775	1.30%	to	1.95%	1.10%	to	1.10%	2.83%	to	3.51%
2020	134,303	$16.057547	to	$24.143371	$2,444,839	1.30%	to	1.95%	2.94%	to	2.94%	3.74%	to	4.42%
Templeton Global Bond VIP Fund
2024	99,459	$7.577826	to	$10.439213	$873,747	1.30%	to	2.30%	—%	to	—%	(13.41)%	to	(12.53)%
2023	136,603	$8.750929	to	$11.934181	$1,363,783	1.30%	to	2.30%	—%	to	—%	0.53%	to	1.55%
2022	216,041	$8.704753	to	$11.752345	$2,095,447	1.30%	to	2.30%	—%	to	—%	(7.13)%	to	(6.19)%
2021	296,508	$9.372637	to	$12.527323	$3,085,978	1.30%	to	2.30%	—%	to	—%	(7.17)%	to	(6.23)%
2020	399,606	$10.096257	to	$13.359347	$4,406,401	1.30%	to	2.30%	8.63%	to	8.63%	(7.45)%	to	(6.52)%
BlackRock Global Allocation V.I. Fund
2024	64,243	$17.127809	to	$23.420456	$1,229,603	1.30%	to	2.30%	1.40%	to	1.44%	6.43%	to	7.51%
2023	83,296	$16.093363	to	$21.785021	$1,468,588	1.30%	to	2.30%	2.22%	to	2.22%	9.92%	to	11.03%
2022	105,126	$14.641442	to	$19.621232	$1,679,209	1.30%	to	2.30%	—%	to	—%	(18.00)%	to	(17.17)%
2021	127,770	$17.854391	to	$23.687240	$2,469,189	1.30%	to	2.30%	0.81%	to	0.81%	3.98%	to	5.03%
2020	146,591	$17.170854	to	$22.552313	$2,706,441	1.30%	to	2.30%	1.08%	to	1.08%	17.94%	to	19.14%
Morgan Stanley VIF Emerging Markets Equity Portfolio
2024	138,447	$10.603732	to	$11.872911	$1,604,860	0.75%	to	2.05%	1.30%	to	1.31%	5.50%	to	6.91%
2023	173,978	$10.050506	to	$11.105651	$1,896,531	0.75%	to	2.05%	1.62%	to	1.62%	9.67%	to	11.12%
2022	219,091	$9.164368	to	$9.993874	$2,160,602	0.75%	to	2.05%	0.37%	to	0.37%	(26.67)%	to	(25.69)%
2021	254,816	$12.496974	to	$13.449470	$3,401,696	0.75%	to	2.05%	0.78%	to	0.78%	0.84%	to	2.18%
2020	307,681	$12.392514	to	$13.162357	$4,039,542	0.75%	to	2.05%	1.32%	to	1.32%	12.01%	to	13.50%
Putnam VT Small Cap Value Fund
2024	266,672	$16.598768	to	$20.852544	$5,606,595	0.75%	to	2.05%	1.00%	to	1.01%	4.01%	to	5.40%
2023	390,251	$15.748633	to	$20.047848	$7,695,782	0.75%	to	2.05%	0.15%	to	0.15%	21.22%	to	22.82%
2022	419,680	$12.822022	to	$16.538811	$6,838,574	0.75%	to	2.05%	0.17%	to	0.17%	(14.77)%	to	(13.63)%
2021	474,792	$14.846122	to	$19.403903	$9,020,088	0.75%	to	2.05%	0.75%	to	0.75%	37.04%	to	38.85%
2020	618,119	$10.691964	to	$14.159720	$8,390,944	0.75%	to	2.05%	1.02%	to	1.02%	1.83%	to	3.18%
PIMCO VIT Real Return Portfolio
2024	27,290	$10.206531	to	$14.276231	$357,549	1.30%	to	2.30%	2.37%	to	2.55%	(0.31)%	to	0.70%
2023	34,289	$10.238147	to	$14.176658	$457,892	1.30%	to	2.30%	2.86%	to	2.86%	1.20%	to	2.22%
2022	41,800	$10.117014	to	$13.868676	$545,860	1.30%	to	2.30%	6.91%	to	6.91%	(14.01)%	to	(13.14)%
2021	49,923	$11.765786	to	$15.967282	$755,968	1.30%	to	2.30%	4.75%	to	4.75%	3.09%	to	4.13%
2020	60,289	$11.413263	to	$15.333799	$882,083	1.30%	to	2.30%	1.31%	to	1.31%	9.04%	to	10.15%
PIMCO VIT Low Duration Portfolio
2024	135,436	$9.155163	to	$11.612892	$1,490,295	1.30%	to	2.05%	3.89%	to	3.92%	2.26%	to	3.04%
2023	67,112	$8.952931	to	$11.270619	$721,637	1.30%	to	2.05%	3.48%	to	3.48%	2.73%	to	3.51%
2022	83,600	$8.715072	to	$10.888544	$873,151	1.30%	to	2.05%	1.54%	to	1.54%	(7.76)%	to	(7.06)%
2021	102,091	$9.448507	to	$11.715971	$1,153,218	1.30%	to	2.05%	0.42%	to	0.42%	(3.05)%	to	(2.31)%
2020	102,495	$9.745754	to	$11.993510	$1,186,380	1.30%	to	2.05%	1.10%	to	1.10%	0.78%	to	1.55%
T. Rowe Price Health Sciences Portfolio
2024	231,404	$18.667653	to	$28.304294	$6,786,977	0.75%	to	2.00%	—%	to	—%	(0.62)%	to	0.66%
2023	272,580	$18.546098	to	$28.479672	$7,971,509	0.75%	to	2.00%	—%	to	—%	0.63%	to	1.91%
2022	307,428	$18.197673	to	$28.301034	$8,903,613	0.75%	to	2.00%	—%	to	—%	(14.43)%	to	(13.34)%
2021	332,862	$20.999344	to	$32.931711	$11,258,953	0.75%	to	2.05%	—%	to	—%	10.52%	to	11.98%
2020	365,753	$18.752157	to	$29.797820	$11,156,545	0.75%	to	2.05%	—%	to	—%	26.61%	to	28.30%
VanEck VIP Global Resources Fund
2024	72,710	$7.783445	to	$11.314355	$628,101	0.75%	to	2.00%	2.34%	to	2.35%	(5.03)%	to	(3.82)%
2023	91,833	$8.195891	to	$11.763376	$825,272	0.75%	to	2.00%	2.61%	to	2.61%	(5.76)%	to	(4.56)%
2022	106,100	$8.696919	to	$12.325252	$1,001,924	0.75%	to	2.00%	1.46%	to	1.46%	5.96%	to	7.31%
2021	128,953	$8.207738	to	$11.485498	$1,138,231	0.75%	to	2.00%	0.29%	to	0.29%	16.30%	to	17.79%
2020	153,188	$7.057223	to	$9.751196	$1,152,312	0.75%	to	2.00%	0.73%	to	0.73%	16.45%	to	17.93%
The Merger Fund ® VL
2024	108,890	$11.511665	to	$12.834037	$1,373,170	0.75%	to	2.05%	0.95%	to	1.62%	1.31%	to	2.66%
2023	122,901	$11.362659	to	$12.501547	$1,517,244	0.75%	to	2.05%	1.65%	to	1.65%	2.20%	to	3.56%
2022	161,493	$11.117544	to	$12.071689	$1,934,465	0.75%	to	2.05%	1.51%	to	1.51%	(1.19)%	to	0.12%
2021	174,613	$11.251285	to	$12.056891	$2,099,430	0.75%	to	2.05%	—%	to	—%	(0.99)%	to	0.32%
2020	186,162	$11.363784	to	$12.017951	$2,243,767	0.75%	to	2.05%	—%	to	—%	5.17%	to	6.57%
Morgan Stanley VIF Global Infrastructure Portfolio+
2024♦	—	$14.239102	to	$14.916537	$—	0.75%	to	1.35%	—%	to	2.51%	14.80%	to	15.47%
2023	3,698	$12.487813	to	$12.917698	$47,096	0.75%	to	1.25%	2.78%	to	2.78%	2.97%	to	3.49%
2022	7,723	$12.093061	to	$12.482266	$95,066	0.75%	to	1.30%	2.63%	to	2.63%	(9.51)%	to	(9.00)%
2021	8,104	$13.363867	to	$13.717509	$109,744	0.75%	to	1.30%	2.58%	to	2.58%	12.52%	to	13.15%
2020	4,284	$11.876689	to	$12.123444	$51,371	0.75%	to	1.30%	1.62%	to	1.62%	(2.72)%	to	(2.18)%
PIMCO VIT Dynamic Bond Portfolio
2024	109,825	$10.286674	to	$11.473655	$1,211,112	0.75%	to	2.00%	4.68%	to	4.68%	3.40%	to	4.72%
2023	118,834	$9.948410	to	$10.956245	$1,263,509	0.75%	to	2.00%	3.58%	to	3.58%	4.86%	to	6.20%
2022	151,247	$9.487263	to	$10.316811	$1,524,021	0.75%	to	2.00%	2.62%	to	2.62%	(8.33)%	to	(7.16)%
2021	162,418	$10.349143	to	$11.112279	$1,775,389	0.75%	to	2.00%	1.98%	to	1.98%	(0.84)%	to	0.42%
2020	179,860	$10.436824	to	$11.065308	$1,969,934	0.75%	to	2.00%	2.68%	to	2.68%	2.61%	to	3.92%
LVIP American Century Inflation Protection Fund+
2024	673,282	$9.503019	to	$10.846635	$7,030,862	0.75%	to	2.05%	3.54%	to	3.67%	(0.55)%	to	0.78%
2023	785,919	$9.555172	to	$10.762917	$8,183,327	0.75%	to	2.05%	3.29%	to	3.29%	1.28%	to	2.62%
2022	888,372	$9.434434	to	$10.487743	$9,053,658	0.75%	to	2.05%	4.98%	to	4.98%	(14.86)%	to	(13.73)%
2021	995,521	$11.081073	to	$12.156813	$11,809,418	0.75%	to	2.05%	3.15%	to	3.15%	4.09%	to	5.47%
2020	898,526	$10.645635	to	$11.526147	$10,147,773	0.75%	to	2.05%	1.39%	to	1.39%	7.30%	to	8.73%
AB VPS Dynamic Asset Allocation Portfolio
2024	82,424	$12.973694	to	$14.581583	$1,183,895	1.00%	to	2.00%	1.02%	to	1.07%	8.21%	to	9.32%
2023	95,333	$11.989143	to	$13.338562	$1,243,570	1.00%	to	2.00%	0.57%	to	0.57%	11.21%	to	12.34%
2022	121,297	$10.780807	to	$11.873111	$1,412,676	1.00%	to	2.00%	2.19%	to	2.19%	(20.30)%	to	(19.49)%
2021	182,615	$13.527401	to	$14.747400	$2,647,978	1.00%	to	2.00%	1.57%	to	1.57%	7.09%	to	8.18%
2020	206,378	$12.631704	to	$13.631854	$2,775,106	1.00%	to	2.00%	1.49%	to	1.49%	2.76%	to	3.81%
AB VPS Sustainable Global Thematic Portfolio
2024	21,811	$22.503500	to	$24.993392	$543,648	1.45%	to	1.95%	—%	to	—%	3.90%	to	4.42%
2023	27,301	$21.659600	to	$23.935650	$647,142	1.45%	to	1.95%	0.03%	to	0.03%	13.46%	to	14.03%
2022	32,396	$19.090727	to	$20.991503	$674,832	1.45%	to	1.95%	—%	to	—%	(28.58)%	to	(28.22)%
2021	35,350	$26.731463	to	$29.246066	$1,027,038	1.45%	to	1.95%	—%	to	—%	20.19%	to	20.79%
2020	45,570	$22.240667	to	$24.211368	$1,084,489	1.45%	to	1.95%	0.45%	to	0.45%	36.37%	to	37.06%
ALPS | Alerian Energy Infrastructure Portfolio
2024	116,965	$16.174157	to	$17.519720	$2,060,627	0.75%	to	2.05%	2.64%	to	3.88%	37.71%	to	39.54%
2023	145,913	$11.745053	to	$12.555233	$1,853,478	0.75%	to	2.05%	2.80%	to	2.80%	11.57%	to	13.05%
2022	184,135	$10.526952	to	$11.105758	$2,083,240	0.75%	to	2.05%	4.19%	to	4.19%	14.92%	to	16.44%
2021	200,318	$9.160361	to	$9.537500	$1,965,355	0.75%	to	2.05%	1.99%	to	1.99%	34.95%	to	36.74%
2020	214,828	$6.787988	to	$6.974951	$1,548,336	0.75%	to	2.05%	2.81%	to	2.81%	(26.67)%	to	(25.69)%
ALPS Global Opportunity Portfolio
2024	61,343	$19.031656	to	$21.045641	$1,259,909	1.00%	to	2.00%	7.62%	to	7.92%	15.64%	to	16.83%
2023	73,834	$16.457152	to	$18.014420	$1,301,683	1.00%	to	2.00%	—%	to	—%	26.22%	to	27.51%
2022	93,780	$13.038134	to	$14.127812	$1,296,515	1.00%	to	2.00%	11.84%	to	11.84%	(30.33)%	to	(29.62)%
2021	104,815	$18.714484	to	$20.073528	$2,063,564	1.00%	to	2.00%	4.07%	to	4.07%	21.46%	to	22.69%
2020	120,226	$15.408407	to	$16.360512	$1,932,786	1.00%	to	2.00%	8.45%	to	8.45%	7.06%	to	8.16%
American Funds Insurance Series® U.S. Government Securities Fund®
2024	131,092	$9.432594	to	$9.883692	$1,263,986	0.75%	to	1.35%	3.10%	to	3.72%	(0.92)%	to	(0.31)%
2023	157,985	$9.519817	to	$9.914626	$1,535,036	0.75%	to	1.35%	3.37%	to	3.37%	1.24%	to	1.85%
2022	166,667	$9.403571	to	$9.734359	$1,591,976	0.75%	to	1.35%	3.89%	to	3.89%	(12.39)%	to	(11.86)%
2021	145,582	$10.734004	to	$11.044396	$1,581,778	0.75%	to	1.35%	0.92%	to	0.92%	(2.21)%	to	(1.62)%
2020	187,554	$10.976944	to	$11.226080	$2,077,139	0.75%	to	1.35%	1.72%	to	1.72%	8.00%	to	8.66%
Davis Financial Portfolio
2024	30,264	$38.374925	to	$63.050875	$1,245,534	1.30%	to	2.05%	1.66%	to	1.77%	26.85%	to	27.81%
2023	37,292	$30.253292	to	$49.331734	$1,246,081	1.30%	to	2.05%	1.88%	to	1.88%	12.94%	to	13.79%
2022	50,643	$26.787630	to	$43.351649	$1,521,533	1.30%	to	2.05%	1.71%	to	1.71%	(10.40)%	to	(9.72)%
2021	54,565	$29.896407	to	$48.018172	$1,773,022	1.30%	to	2.05%	1.47%	to	1.47%	27.87%	to	28.84%
2020	50,539	$23.379908	to	$37.269019	$1,260,108	1.30%	to	2.05%	1.44%	to	1.44%	(7.92)%	to	(7.21)%
Davis Real Estate Portfolio
2024	60,997	$20.177602	to	$22.273305	$1,340,177	1.45%	to	1.95%	1.99%	to	2.00%	2.87%	to	3.39%
2023	67,307	$19.613943	to	$21.542697	$1,432,743	1.45%	to	1.95%	2.49%	to	2.49%	8.51%	to	9.05%
2022	75,005	$18.076472	to	$19.754927	$1,461,377	1.45%	to	1.95%	1.62%	to	1.62%	(28.23)%	to	(27.86)%
2021	86,390	$25.185055	to	$27.385988	$2,338,617	1.45%	to	1.95%	1.18%	to	1.18%	39.23%	to	39.93%
2020	93,478	$18.089154	to	$19.571826	$1,810,378	1.45%	to	1.95%	1.97%	to	1.97%	(9.87)%	to	(9.42)%
Macquarie VIP High Income Series+
2024	326,111	$12.663951	to	$12.778654	$4,511,477	0.75%	to	2.05%	6.49%	to	6.53%	4.01%	to	5.40%
2023	404,486	$12.015536	to	$12.285685	$5,341,462	0.75%	to	2.05%	6.40%	to	6.40%	9.46%	to	10.91%
2022	487,224	$10.833268	to	$11.223812	$5,836,917	0.75%	to	2.05%	6.65%	to	6.65%	(12.79)%	to	(11.63)%
2021	537,282	$12.259496	to	$12.870100	$7,323,998	0.75%	to	2.05%	5.86%	to	5.86%	3.89%	to	5.27%
2020	601,358	$11.646178	to	$12.388492	$7,793,102	0.75%	to	2.05%	7.09%	to	7.09%	3.85%	to	5.23%
Gabelli Capital Asset Fund
2024	90,187	$31.036700	to	$34.470559	$3,048,020	1.45%	to	1.95%	0.65%	to	0.69%	9.14%	to	9.68%
2023	106,045	$28.438784	to	$31.427064	$3,278,122	1.45%	to	1.95%	0.48%	to	0.48%	9.68%	to	10.23%
2022	118,235	$25.928087	to	$28.509493	$3,315,163	1.45%	to	1.95%	0.43%	to	0.43%	(14.61)%	to	(14.19)%
2021	124,579	$30.366054	to	$33.222480	$4,072,867	1.45%	to	1.95%	0.45%	to	0.45%	18.14%	to	18.73%
2020	141,451	$25.703179	to	$27.980619	$3,899,876	1.45%	to	1.95%	0.16%	to	0.16%	4.27%	to	4.80%
Guggenheim VT Long Short Equity Fund+
2024♦	—	$11.354889	to	$11.584390	$—	0.75%	to	2.20%	0.14%	to	0.14%	6.63%	to	7.62%
2023	71,595	$12.129266	to	$13.567020	$944,839	1.00%	to	2.05%	0.27%	to	0.27%	10.44%	to	11.63%
2022	93,958	$10.982300	to	$12.153870	$1,113,922	1.00%	to	2.05%	0.48%	to	0.48%	(16.14)%	to	(15.24)%
2021	111,159	$13.096493	to	$14.339812	$1,558,039	1.00%	to	2.05%	0.65%	to	0.65%	21.26%	to	22.56%
2020	120,060	$10.800182	to	$11.700162	$1,376,440	1.00%	to	2.05%	0.84%	to	0.84%	2.77%	to	3.88%
Guggenheim VT Multi-Hedge Strategies Fund
2024	24,560	$9.743862	to	$11.016275	$261,301	1.00%	to	2.05%	4.72%	to	4.80%	(5.64)%	to	(4.63)%
2023	29,931	$10.326302	to	$11.550574	$336,163	1.00%	to	2.05%	2.89%	to	2.89%	2.23%	to	3.33%
2022	39,949	$10.101101	to	$11.178861	$434,929	1.00%	to	2.05%	1.16%	to	1.16%	(5.38)%	to	(4.36)%
2021	47,833	$10.675344	to	$11.689069	$547,040	1.00%	to	2.05%	—%	to	—%	5.89%	to	7.02%
2020	58,690	$10.081658	to	$10.921962	$628,019	1.00%	to	2.05%	1.29%	to	1.29%	5.18%	to	6.31%
Guardian All Cap Core VIP Fund
2024	677,831	$11.635286	to	$11.918785	$8,072,614	1.45%	to	2.20%	—%	to	—%	17.46%	to	18.35%
2023	907,239	$9.905480	to	$10.070728	$9,132,586	1.45%	to	2.20%	—%	to	—%	20.24%	to	21.15%
2022	1,111,369	$8.237824	to	$8.312615	$9,235,349	1.45%	to	2.20%	—%	to	—%	(19.35)%	to	(18.74)%
2021♦	1,178,686	$10.214111	to	$10.229671	$12,057,065	1.45%	to	2.20%	—%	to	—%	2.14%	to	2.30%
Guardian Balanced Allocation VIP Fund
2024	518,798	$12.005174	to	$12.351885	$6,319,662	1.00%	to	2.05%	—%	to	—%	11.48%	to	12.67%
2023	614,645	$10.768861	to	$10.962801	$6,681,146	1.00%	to	2.05%	—%	to	—%	15.46%	to	16.69%
2022♦	760,132	$9.327138	to	$9.395088	$7,116,891	1.00%	to	2.05%	—%	to	—%	(6.73)%	to	(6.05)%
Guardian Core Fixed Income VIP Fund
2024	25,259,510	$9.696218	to	$9.934445	$249,954,513	1.30%	to	2.20%	—%	to	—%	(0.75)%	to	0.16%
2023	29,572,911	$9.769105	to	$9.918902	$292,631,713	1.30%	to	2.20%	—%	to	—%	3.21%	to	4.14%
2022♦	32,796,533	$9.465498	to	$9.524245	$312,062,225	1.30%	to	2.20%	—%	to	—%	(5.35)%	to	(4.76)%
Guardian Core Plus Fixed Income VIP Fund
2024	17,700,960	$8.973235	to	$10.257131	$169,196,318	0.75%	to	2.15%	—%	to	—%	0.18%	to	1.61%
2023	23,662,764	$8.956997	to	$10.094509	$224,140,245	0.75%	to	2.15%	—%	to	—%	3.47%	to	4.95%
2022	27,778,306	$8.656236	to	$9.618645	$252,464,155	0.75%	to	2.15%	—%	to	—%	(16.09)%	to	(14.89)%
2021	32,054,207	$10.315753	to	$11.301695	$344,710,899	0.75%	to	2.15%	—%	to	—%	(2.14)%	to	(0.75)%
2020	31,240,050	$10.541670	to	$11.387098	$340,810,858	0.75%	to	2.15%	—%	to	—%	5.11%	to	6.61%
Guardian Diversified Research VIP Fund
2024	4,187,059	$21.654850	to	$26.806660	$103,739,922	0.75%	to	2.05%	—%	to	—%	23.31%	to	24.94%
2023	6,266,611	$17.561377	to	$21.455406	$126,753,790	0.75%	to	2.05%	—%	to	—%	26.33%	to	27.99%
2022	8,151,734	$13.901476	to	$16.762773	$130,257,430	0.75%	to	2.05%	—%	to	—%	(19.41)%	to	(18.35)%
2021	8,958,667	$17.250452	to	$20.529793	$176,644,741	0.75%	to	2.05%	—%	to	—%	21.51%	to	23.11%
2020	10,988,632	$14.196884	to	$16.675677	$177,998,600	0.75%	to	2.05%	—%	to	—%	17.73%	to	19.29%
Guardian Equity Income VIP Fund
2024	1,579,481	$11.507251	to	$11.663122	$18,417,187	1.45%	to	1.95%	—%	to	—%	7.93%	to	8.47%
2023	2,030,661	$10.661819	to	$10.752141	$21,829,284	1.45%	to	1.95%	—%	to	—%	5.32%	to	5.85%
2022♦	2,170,546	$10.123103	to	$10.157871	$22,046,006	1.45%	to	1.95%	—%	to	—%	1.23%	to	1.58%
Guardian Global Utilities VIP Fund
2024	3,526,370	$13.101870	to	$13.701741	$47,945,646	1.30%	to	2.15%	—%	to	—%	15.21%	to	16.20%
2023	4,966,791	$11.372377	to	$11.791249	$58,218,576	1.30%	to	2.15%	—%	to	—%	(1.11)%	to	(0.26)%
2022	5,462,964	$11.500171	to	$11.821896	$64,294,177	1.30%	to	2.15%	—%	to	—%	(3.09)%	to	(2.25)%
2021	7,306,663	$11.866410	to	$12.094186	$88,100,174	1.30%	to	2.15%	—%	to	—%	13.86%	to	14.84%
2020	8,041,846	$10.421704	to	$10.531054	$84,549,982	1.30%	to	2.15%	—%	to	—%	1.95%	to	2.83%
Guardian Growth & Income VIP Fund
2024	5,943,756	$15.585668	to	$19.302190	$105,920,037	0.75%	to	2.05%	—%	to	—%	8.73%	to	10.17%
2023	8,130,620	$17.291807	to	$17.520866	$133,799,273	0.75%	to	2.15%	—%	to	—%	9.17%	to	10.72%
2022	9,354,850	$15.824325	to	$15.839714	$140,486,648	0.75%	to	2.15%	—%	to	—%	(7.25)%	to	(5.93)%
2021	11,833,781	$16.821413	to	$17.077524	$190,500,442	0.75%	to	2.15%	—%	to	—%	25.48%	to	27.27%
2020	15,258,282	$13.217480	to	$13.609621	$195,508,514	0.75%	to	2.15%	—%	to	—%	(0.08)%	to	1.35%
Guardian International Equity VIP Fund
2024	20,180,702	$11.452437	to	$12.743090	$225,527,554	0.75%	to	2.15%	—%	to	—%	2.02%	to	3.47%
2023	26,807,145	$11.226193	to	$12.315572	$293,424,196	0.75%	to	2.15%	—%	to	—%	13.06%	to	14.67%
2022	33,663,092	$9.928980	to	$10.739670	$324,940,821	0.75%	to	2.15%	—%	to	—%	(19.64)%	to	(18.50)%
2021	34,486,763	$12.355809	to	$13.176955	$411,739,831	0.75%	to	2.15%	—%	to	—%	3.14%	to	4.60%
2020	21,255,669	$10.758236	to	$12.596894	$234,218,030	0.75%	to	2.05%	—%	to	—%	6.09%	to	7.50%
Guardian International Growth VIP Fund
2024	5,870,988	$14.073611	to	$14.925004	$78,999,327	0.75%	to	2.15%	—%	to	—%	3.05%	to	4.52%
2023	7,926,772	$13.657532	to	$14.279934	$103,755,123	0.75%	to	2.15%	—%	to	—%	13.69%	to	15.31%
2022	9,963,885	$12.012542	to	$12.383760	$114,557,501	0.75%	to	2.15%	—%	to	—%	(29.81)%	to	(28.81)%
2021	9,139,081	$17.113182	to	$17.394156	$148,742,670	0.75%	to	2.15%	—%	to	—%	8.41%	to	9.95%
2020	9,846,237	$15.785501	to	$15.819533	$146,899,837	0.75%	to	2.15%	—%	to	—%	25.41%	to	27.20%
Guardian Integrated Research VIP Fund
2024	17,756,304	$22.513333	to	$23.565397	$276,374,259	0.75%	to	2.15%	—%	to	—%	23.15%	to	24.91%
2023	25,961,714	$18.281428	to	$18.866561	$333,277,209	0.75%	to	2.15%	—%	to	—%	21.64%	to	23.37%
2022	32,263,491	$15.028929	to	$15.292402	$344,912,339	0.75%	to	2.15%	—%	to	—%	(22.83)%	to	(21.73)%
2021	26,958,594	$19.474051	to	$19.537121	$319,641,228	0.75%	to	2.15%	—%	to	—%	25.39%	to	27.18%
2020	774,348	$15.362311	to	$16.048396	$12,426,914	0.75%	to	1.40%	—%	to	—%	17.54%	to	18.32%
Guardian Large Cap Fundamental Growth VIP Fund
2024	7,648,587	$21.808318	to	$28.769804	$191,177,700	0.75%	to	2.30%	—%	to	—%	27.10%	to	29.10%
2023	12,170,314	$17.159003	to	$22.284772	$240,577,477	0.75%	to	2.30%	—%	to	—%	41.25%	to	43.47%
2022	17,753,059	$12.147713	to	$15.532193	$248,479,932	0.75%	to	2.30%	—%	to	—%	(34.29)%	to	(33.25)%
2021	16,114,152	$18.486733	to	$23.270510	$340,538,844	0.75%	to	2.30%	—%	to	—%	18.82%	to	20.69%
2020	18,871,595	$15.558247	to	$19.280830	$332,806,258	0.75%	to	2.30%	—%	to	—%	27.73%	to	29.74%
Guardian Large Cap Disciplined Growth VIP Fund
2024	11,549,270	$23.393919	to	$31.347979	$304,084,568	0.75%	to	2.30%	—%	to	—%	25.85%	to	27.83%
2023	17,041,110	$18.589001	to	$24.522435	$357,399,313	0.75%	to	2.30%	—%	to	—%	38.64%	to	40.82%
2022	23,377,599	$13.408192	to	$17.414057	$353,420,975	0.75%	to	2.30%	—%	to	—%	(33.08)%	to	(32.02)%
2021	22,427,023	$20.035669	to	$25.617762	$502,291,685	0.75%	to	2.30%	—%	to	—%	17.64%	to	19.49%
2020	26,921,956	$17.031252	to	$21.438899	$508,546,166	0.75%	to	2.30%	—%	to	—%	33.28%	to	35.38%
Guardian Large Cap Disciplined Value VIP Fund
2024	4,512,849	$15.715845	to	$19.716433	$91,942,600	0.75%	to	2.30%	—%	to	—%	12.87%	to	14.65%
2023	7,666,377	$13.923951	to	$17.196990	$137,046,291	0.75%	to	2.30%	—%	to	—%	10.88%	to	12.63%
2022	9,563,281	$12.557572	to	$15.269119	$153,136,416	0.75%	to	2.30%	—%	to	—%	(7.08)%	to	(5.61)%
2021	12,771,536	$13.513954	to	$16.177270	$218,984,811	0.75%	to	2.30%	—%	to	—%	26.89%	to	28.89%
2020	16,657,144	$10.650099	to	$12.551531	$223,350,584	0.75%	to	2.30%	—%	to	—%	(1.12)%	to	0.44%

Guardian Mid Cap Relative Value VIP Fund
2024	6,065,555	$17.855113	to	$18.316586	$110,929,685	0.75%	to	2.15%	—%	to	—%	9.24%	to	10.80%
2023	9,096,003	$16.344798	to	$16.531301	$152,129,588	0.75%	to	2.15%	—%	to	—%	6.77%	to	8.29%
2022	11,030,478	$15.265286	to	$15.307877	$172,047,134	0.75%	to	2.15%	—%	to	—%	(6.86)%	to	(5.54)%
2021	14,143,774	$16.160208	to	$16.436041	$235,502,463	0.75%	to	2.15%	—%	to	—%	26.08%	to	27.88%
2020	18,550,779	$12.637492	to	$13.036061	$243,631,122	0.75%	to	2.15%	—%	to	—%	0.59%	to	2.03%
Guardian Mid Cap Traditional Growth VIP Fund
2024	2,227,290	$21.536614	to	$22.647913	$50,802,247	0.75%	to	2.15%	—%	to	—%	11.81%	to	13.40%
2023	3,844,295	$19.262515	to	$19.971461	$77,923,371	0.75%	to	2.15%	—%	to	—%	14.49%	to	16.12%
2022	5,026,064	$16.824832	to	$17.199330	$88,370,358	0.75%	to	2.15%	—%	to	—%	(19.01)%	to	(17.86)%
2021	5,707,024	$20.774750	to	$20.938911	$123,040,553	0.75%	to	2.15%	—%	to	—%	14.62%	to	16.25%
2020	6,986,906	$18.012137	to	$18.125211	$130,506,853	0.75%	to	2.15%	—%	to	—%	16.59%	to	18.25%
Guardian Multi-Sector Bond VIP Fund
2024	20,636,067	$8.555839	to	$8.947579	$183,283,689	1.30%	to	2.15%	—%	to	—%	(0.70)%	to	0.16%
2023	24,608,967	$8.615923	to	$8.933250	$218,582,586	1.30%	to	2.15%	—%	to	—%	2.64%	to	3.53%
2022	27,047,389	$8.394191	to	$8.629027	$232,387,102	1.30%	to	2.15%	—%	to	—%	(18.00)%	to	(17.29)%
2021	30,311,290	$10.236546	to	$10.433004	$315,300,913	1.30%	to	2.15%	—%	to	—%	(2.14)%	to	(1.30)%
2020	29,042,576	$10.460722	to	$10.570421	$306,494,777	1.30%	to	2.15%	—%	to	—%	4.78%	to	5.68%
Guardian Small Cap Core VIP Fund
2024	15,388,631	$10.626963	to	$11.839639	$189,687,157	0.75%	to	2.30%	—%	to	—%	5.10%	to	6.76%
2023	21,276,550	$9.954103	to	$11.265042	$247,579,862	0.75%	to	2.30%	—%	to	—%	14.27%	to	16.07%
2022	24,307,021	$8.575770	to	$9.857927	$245,204,426	0.75%	to	2.30%	—%	to	—%	(22.68)%	to	(14.24)%
2021	21,857,929	$12.748961	to	$13.036471	$284,110,561	1.30%	to	2.30%	—%	to	—%	15.03%	to	16.19%
2020	30,116,440	$11.083492	to	$11.220008	$337,361,526	1.30%	to	2.30%	—%	to	—%	0.08%	to	1.09%
Guardian Short Duration Bond VIP Fund
2024	13,804,551	$10.047669	to	$10.281993	$141,395,551	1.30%	to	2.15%	—%	to	—%	2.47%	to	3.35%

2023	16,234,769	$9.805489	to	$9.948236	$161,133,242	1.30%	to	2.15%	—%	to	—%	1.86%	to	2.74%
2022♦	18,318,477	$9.626097	to	$9.682822	$177,209,848	1.30%	to	2.15%	—%	to	—%	(3.74)%	to	(3.17)%
Guardian Strategic Large Cap Core VIP Fund
2024	16,015,445	$12.454580	to	$13.031762	$204,184,989	0.75%	to	2.15%	—%	to	—%	17.16%	to	18.83%
2023	22,556,341	$10.630475	to	$10.966640	$243,699,885	0.75%	to	2.15%	—%	to	—%	17.58%	to	19.25%
2022	28,819,153	$9.041270	to	$9.196329	$262,880,174	0.75%	to	2.15%	—%	to	—%	(12.01)%	to	(10.75)%
2021♦	35,417,790	$10.274792	to	$10.304270	$364,453,823	0.75%	to	2.15%	—%	to	—%	2.75%	to	3.04%
Guardian Select Mid Cap Core VIP Fund
2024	13,048,964	$10.501160	to	$11.716154	$141,868,269	0.75%	to	2.30%	—%	to	—%	9.85%	to	11.58%
2023	17,232,054	$9.559850	to	$10.500209	$169,009,595	0.75%	to	2.30%	—%	to	—%	13.64%	to	15.43%
2022	19,245,076	$8.412388	to	$9.096711	$164,811,705	0.75%	to	2.30%	—%	to	—%	(16.15)%	to	(9.03)%
2021♦	19,741,416	$10.032808	to	$10.053300	$198,411,490	1.30%	to	2.30%	—%	to	—%	0.33%	to	0.53%
Guardian Small-Mid Cap Core VIP Fund
2024	22,160,342	$9.535455	to	$9.848123	$217,264,713	1.30%	to	2.30%	—%	to	—%	3.88%	to	4.93%
2023	28,797,411	$9.179701	to	$9.385515	$269,498,513	1.30%	to	2.30%	—%	to	—%	13.31%	to	14.46%
2022	32,381,248	$8.101147	to	$8.199866	$265,107,968	1.30%	to	2.30%	—%	to	—%	(19.33)%	to	(18.52)%
2021♦	34,849,059	$10.042755	to	$10.063274	$350,603,967	1.30%	to	2.30%	—%	to	—%	0.43%	to	0.63%
Guardian Total Return Bond VIP Fund
2024	24,604,125	$8.516292	to	$8.975592	$219,403,533	1.30%	to	2.30%	—%	to	—%	(0.53)%	to	0.47%
2023	28,426,161	$8.562086	to	$8.933254	$252,668,434	1.30%	to	2.30%	—%	to	—%	2.72%	to	3.76%
2022	30,840,245	$8.335589	to	$8.609862	$264,536,553	1.30%	to	2.30%	—%	to	—%	(17.30)%	to	(16.46)%
2021	34,438,834	$10.079375	to	$10.306717	$354,026,807	1.30%	to	2.30%	—%	to	—%	(3.11)%	to	(2.13)%
2020	31,708,192	$10.402936	to	$10.531057	$333,440,382	1.30%	to	2.30%	—%	to	—%	4.23%	to	5.29%
Guardian U.S. Government Securities VIP Fund
2024	16,837,388	$8.904151	to	$9.311846	$155,628,832	1.30%	to	2.15%	—%	to	—%	(0.45)%	to	0.41%
2023	19,786,107	$8.944520	to	$9.273948	$182,438,477	1.30%	to	2.15%	—%	to	—%	1.80%	to	2.68%
2022	22,137,984	$8.785947	to	$9.031754	$199,077,645	1.30%	to	2.15%	—%	to	—%	(10.24)%	to	(9.47)%
2021	27,243,561	$9.788545	to	$9.976448	$270,983,494	1.30%	to	2.15%	—%	to	—%	(4.56)%	to	(3.74)%
2020	25,302,815	$10.256163	to	$10.363754	$261,804,864	1.30%	to	2.15%	—%	to	—%	3.04%	to	3.93%
Janus Henderson VIT Global Technology and Innovation Portfolio
2024	986,498	$39.309919	to	$45.581144	$48,796,398	0.75%	to	2.05%	—%	to	—%	29.06%	to	30.77%
2023	1,415,192	$30.061387	to	$35.318481	$53,689,985	0.75%	to	2.05%	—%	to	—%	51.13%	to	53.12%
2022	2,015,314	$19.632700	to	$23.370259	$50,089,973	0.75%	to	2.05%	—%	to	—%	(38.41)%	to	(37.60)%
2021	1,661,441	$31.460391	to	$37.944855	$67,043,006	0.75%	to	2.05%	0.71%	to	0.71%	15.34%	to	16.86%
2020	1,923,738	$26.920792	to	$32.898154	$66,839,984	0.75%	to	2.05%	—%	to	—%	47.64%	to	49.60%
Lazard Retirement Global Dynamic Multi-Asset Portfolio
2024	238,964	$13.258732	to	$14.021026	$3,633,047	0.75%	to	2.00%	—%	to	—%	6.42%	to	7.78%
2023	256,520	$12.301533	to	$13.175170	$3,638,046	0.75%	to	2.00%	—%	to	—%	8.60%	to	9.98%
2022	296,901	$11.185049	to	$12.132143	$3,851,165	0.75%	to	2.00%	0.09%	to	0.09%	(19.03)%	to	(18.00)%
2021	317,650	$13.639491	to	$14.918324	$5,045,691	0.75%	to	2.05%	2.83%	to	2.83%	9.64%	to	11.10%
2020	326,358	$12.277141	to	$13.606403	$4,704,426	0.75%	to	2.05%	0.62%	to	0.62%	(1.26)%	to	0.05%
MFS® Blended Research® Core Equity Portfolio
2024	849,459	$24.619049	to	$26.223457	$22,199,644	1.40%	to	2.05%	0.71%	to	0.71%	22.62%	to	23.42%
2023	1,559,840	$20.077789	to	$21.247136	$33,052,192	1.40%	to	2.06%	1.02%	to	1.02%	25.59%	to	26.41%
2022	2,379,139	$15.986969	to	$16.808323	$39,910,442	1.40%	to	2.06%	0.84%	to	0.84%	(17.91)%	to	(17.38)%
2021	2,823,326	$19.475970	to	$20.343596	$57,343,374	1.40%	to	2.06%	0.89%	to	0.89%	26.55%	to	27.38%
2020	3,341,674	$15.390008	to	$15.971343	$53,299,313	1.40%	to	2.06%	1.40%	to	1.40%	12.71%	to	13.45%

MFS® Technology Portfolio
2024	274,777	$44.600952	to	$49.059905	$13,346,002	1.40%	to	2.15%	—%	to	—%	33.52%	to	34.53%
2023	493,156	$33.404973	to	$36.467119	$17,828,305	1.40%	to	2.15%	—%	to	—%	50.52%	to	51.67%
2022	791,040	$22.192464	to	$24.044433	$18,873,566	1.40%	to	2.15%	—%	to	—%	(37.23)%	to	(36.75)%
2021	691,737	$35.354992	to	$38.016310	$26,120,764	1.40%	to	2.15%	—%	to	—%	11.00%	to	11.84%
2020	823,937	$31.851932	to	$33.991524	$27,849,250	1.40%	to	2.15%	—%	to	—%	43.27%	to	44.36%
Pioneer Bond VCT Portfolio
2024	2,813,112	$10.069526	to	$10.617850	$29,240,842	0.75%	to	2.05%	4.21%	to	4.24%	0.90%	to	2.24%
2023	4,145,123	$9.979729	to	$10.384968	$42,252,676	0.75%	to	2.05%	3.66%	to	3.66%	4.51%	to	5.90%
2022	5,260,940	$9.549007	to	$9.806627	$50,961,308	0.75%	to	2.05%	2.16%	to	2.16%	(16.22)%	to	(15.11)%
2021	5,973,953	$11.398098	to	$11.552206	$68,546,978	0.75%	to	2.05%	1.95%	to	1.95%	(1.84)%	to	(0.54)%
2020	5,738,532	$11.611581	to	$11.614413	$66,813,520	0.75%	to	2.05%	2.79%	to	2.79%	6.20%	to	7.62%
DWS Alternative Asset Allocation VIP
2024	32,628	$11.108781	to	$12.408855	$393,649	0.75%	to	2.00%	3.28%	to	3.32%	3.19%	to	4.51%
2023	44,392	$10.765385	to	$11.873416	$515,138	0.75%	to	2.00%	6.50%	to	6.50%	3.56%	to	4.88%
2022	47,548	$10.395622	to	$11.321216	$529,612	0.75%	to	2.00%	7.20%	to	7.20%	(9.59)%	to	(8.43)%
2021	51,533	$11.497763	to	$12.363752	$630,559	0.75%	to	2.00%	1.73%	to	1.73%	10.10%	to	11.51%
2020	47,496	$10.442842	to	$11.088003	$523,928	0.75%	to	2.00%	2.46%	to	2.46%	3.21%	to	4.53%
Victory 500 Index VIP Series
2024	350,375	$41.469829	to	$75.936502	$19,278,437	1.30%	to	2.15%	0.05%	to	1.73%	22.28%	to	23.33%
2023	543,334	$33.915120	to	$61.571245	$24,206,645	1.30%	to	2.15%	1.30%	to	1.30%	24.22%	to	25.29%
2022	654,794	$27.302093	to	$49.142515	$23,125,676	1.30%	to	2.15%	1.23%	to	1.23%	(21.08)%	to	(20.40)%
2021	718,557	$34.596605	to	$61.740023	$31,849,325	1.30%	to	2.15%	1.17%	to	1.17%	24.70%	to	25.77%
2020	888,758	$27.743599	to	$49.087720	$31,442,396	1.30%	to	2.15%	1.96%	to	1.96%	17.55%	to	18.57%
Victory High Yield VIP Series
2024	254,826	$16.739986	to	$25.888937	$5,872,769	1.30%	to	2.30%	6.50%	to	9.47%	5.93%	to	7.01%
2023	322,365	$15.802439	to	$24.193655	$6,962,818	1.30%	to	2.30%	7.65%	to	7.65%	8.86%	to	9.97%
2022	369,821	$14.515701	to	$22.001168	$7,253,797	1.30%	to	2.30%	6.67%	to	6.67%	(15.53)%	to	(14.68)%
2021	431,488	$17.184808	to	$25.785764	$9,939,125	1.30%	to	2.30%	5.37%	to	5.37%	3.43%	to	4.48%
2020	456,232	$16.614863	to	$24.680939	$10,057,339	1.30%	to	2.30%	6.98%	to	6.98%	5.45%	to	6.52%
Victory RS International VIP Series
2024	670,945	$19.667347	to	$32.057999	$17,744,611	1.30%	to	2.30%	2.50%	to	2.95%	3.08%	to	4.13%
2023	845,001	$19.079516	to	$30.787582	$21,484,208	1.30%	to	2.30%	2.66%	to	2.66%	17.28%	to	18.46%
2022	1,007,369	$16.268925	to	$25.989516	$21,610,949	1.30%	to	2.30%	2.64%	to	2.64%	(17.74)%	to	(16.91)%
2021	1,099,297	$19.777467	to	$31.277846	$28,415,994	1.30%	to	2.30%	1.77%	to	1.77%	11.75%	to	12.88%
2020	1,301,473	$17.698077	to	$27.709125	$29,802,226	1.30%	to	2.30%	2.74%	to	2.74%	3.80%	to	4.85%
Victory RS Large Cap Alpha VIP Series
2024	4,344,298	$38.819501	to	$51.330241	$215,201,981	1.30%	to	2.20%	1.26%	to	1.31%	18.87%	to	19.96%
2023	5,852,379	$32.655827	to	$42.791053	$242,398,236	1.30%	to	2.20%	1.23%	to	1.23%	11.20%	to	12.21%
2022	6,593,282	$29.366088	to	$38.134458	$243,599,464	1.30%	to	2.20%	1.27%	to	1.27%	(6.43)%	to	(5.58)%
2021	8,612,076	$31.383015	to	$40.387173	$337,607,762	1.30%	to	2.20%	1.06%	to	1.06%	20.79%	to	21.89%
2020	10,614,129	$25.981448	to	$33.135391	$341,970,683	1.30%	to	2.20%	1.41%	to	1.41%	(2.63)%	to	(1.74)%
Victory RS Small Cap Growth Equity VIP Series
2024	180,782	$25.420636	to	$54.175818	$6,751,874	1.30%	to	2.15%	—%	to	—%	9.42%	to	10.36%
2023	231,578	$23.232752	to	$49.088973	$7,820,109	1.30%	to	2.15%	—%	to	—%	17.82%	to	18.84%
2022	283,391	$19.718190	to	$41.307294	$7,843,318	1.30%	to	2.15%	—%	to	—%	(37.73)%	to	(37.19)%
2021	305,403	$31.663293	to	$65.763539	$13,389,686	1.30%	to	2.15%	—%	to	—%	(12.35)%	to	(11.60)%

2020	368,478	$36.125060	to	$74.389363	$18,111,132	1.30%	to	2.15%	—%	to	—%	35.09%	to	36.26%
Victory Sophus Emerging Markets VIP Series
2024	157,395	$10.580089	to	$24.970717	$3,636,307	1.30%	to	2.30%	2.46%	to	2.67%	2.82%	to	3.86%
2023	209,482	$10.289788	to	$24.041740	$4,238,822	1.30%	to	2.30%	2.89%	to	2.89%	8.49%	to	9.59%
2022	285,522	$9.484336	to	$21.937984	$4,943,355	1.30%	to	2.30%	0.73%	to	0.73%	(24.24)%	to	(23.47)%
2021	365,432	$12.518922	to	$28.667035	$8,043,159	1.30%	to	2.30%	0.77%	to	0.77%	(6.61)%	to	(5.66)%
2020	471,801	$13.404305	to	$30.387047	$10,409,689	1.30%	to	2.30%	1.95%	to	1.95%	13.50%	to	14.65%
Virtus Duff & Phelps Real Estate Securities Series
2024	79,546	$18.248872	to	$20.510420	$1,571,623	1.00%	to	2.00%	1.72%	to	1.81%	8.69%	to	9.81%
2023	106,449	$16.789154	to	$18.678743	$1,884,534	1.00%	to	2.00%	1.92%	to	1.92%	8.81%	to	9.92%
2022	168,917	$15.430259	to	$16.993528	$2,751,811	1.00%	to	2.00%	0.93%	to	0.93%	(27.57)%	to	(26.83)%
2021	192,256	$21.303465	to	$23.224553	$4,303,401	1.00%	to	2.00%	0.70%	to	0.70%	43.49%	to	44.95%
2020	214,863	$14.846824	to	$16.022352	$3,331,803	1.00%	to	2.00%	1.12%	to	1.12%	(3.52)%	to	(2.54)%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2024 and through April 17, 2025, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account R

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of The Guardian Separate Account R indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than sub-account Morgan Stanley VIF Global Infrastructure Portfolio, which only includes a statement of changes in net assets for the period January 1, 2023 to December 6, 2024 (date of liquidation) and sub-account Guggenheim VT Long Short Equity Fund, which only includes a statement of changes in net assets for the period January 1, 2023 to August 16, 2024 (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of The Guardian Separate Account R other than sub-account Morgan Stanley VIF Global Infrastructure Portfolio and sub-account Guggenheim VT Long Short Equity Fund as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Guardian Core Plus Fixed Income VIP Fund(1)

Guardian Diversified Research VIP Fund(1)

Guardian Growth & Income VIP Fund(1)

Guardian Integrated Research VIP Fund(1)

Guardian International Growth VIP Fund(1)

Guardian International Equity VIP Fund(1)

Guardian Large Cap Disciplined Growth VIP Fund(1)

Guardian Large Cap Disciplined Value VIP Fund(1)

Guardian Large Cap Fundamental Growth VIP Fund(1)

Guardian Mid Cap Relative Value VIP Fund(1)

Guardian Mid Cap Traditional Growth VIP Fund(1)

Guardian U.S. Government Securities VIP Fund(1)

Guardian Total Return Bond VIP Fund(1)

Guardian Global Utilities VIP Fund(1)

Guardian Multi-Sector Bond VIP Fund(1)

Guardian Small Cap Core VIP Fund(1)

Guardian All Cap Core VIP Fund(1)

Guardian Select Mid Cap Core VIP Fund(1)

Guardian Small Mid Cap Core VIP Fund(1)

Guardian Strategic Large Cap Core VIP Fund(1)

Guardian Core Fixed Income VIP Fund(1)

Guardian Short Duration Bond VIP Fund(1)

Guardian Balanced Allocation VIP Fund(1)

Guardian Equity Income VIP Fund(1)

Victory RS Large Cap Alpha VIP Series(1)

Victory 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory RS Small Cap Growth Equity VIP Series(1)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Gabelli Capital Asset Fund(1)

Invesco V.I. Global Real Estate Fund(1)

Invesco V.I. Balanced-Risk Allocation Fund(1)

AB Sustainable Global Thematic Portfolio(1)

AB VPS Dynamic Asset Allocation Portfolio(1)

BlackRock Global Allocation V.I. Fund(1)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Fidelity® VIP Balanced Portfolio(1)

Fidelity® VIP Investment Grade Bond Portfolio(1)

Fidelity® VIP Overseas Portfolio(1)

Fidelity® VIP Government Money Market Portfolio(1)

Templeton Global Bond VIP Fund(1)

Templeton Growth VIP Fund(1)

Franklin Income VIP Fund(1)

MFS® Technology Portfolio(1)

MFS® Blended Research Core Equity Portfolio(1)

PIMCO VIT Low Duration Portfolio(1)

PIMCO VIT Real Return Portfolio(1)

PIMCO VIT Dynamic Bond Portfolio(1)

Pioneer Bond VCT Portfolio(1)

LVIP American Century Inflation Protection Fund(1)

Macquarie VIP High Income Series(1)

Putnam VT Small Cap Value Fund(1)

ALPS/Alerian Energy Infrastructure Portfolio(1)

ALPS Global Opportunity Portfolio(1)

DWS Alternative Asset Allocation VIP(1)

Janus Henderson VIT Global Technology & Innovation Portfolio(1)

Lazard Retirement Global Dynamic Multi-Asset Portfolio(1)

The Merger Fund ® VL(1)

Guggenheim VT Multi-Hedge Strategies Fund(1)

Guggenheim VT Long Short Equity Fund(2)

T. Rowe Price Health Sciences Portfolio(1)

Morgan Stanley VIF Emerging Markets Equity Portfolio(1)

Morgan Stanley VIF Global Infrastructure Portfolio(3)

VanEck VIP Global Resources Fund(1)

Virtus Duff & Phelps Real Estate Securities Series(1)

American Funds Insurance® Series Asset Allocation Fund(1)

B-1

American Funds Insurance® Series The Bond Fund of America(1)

American Funds Insurance® Series Global Growth Fund(1)

American Funds Insurance® Series Capital World Growth and Income Fund(1)

American Funds Insurance® Series Growth Fund(1)

American Funds Insurance® Series Growth-Income Fund(1)

American Funds Insurance® Series U.S. Government Securities Fund®(1)

1.	Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023.
2.	Statement of operations for the period January 1, 2024, through August 16, 2024 (date of liquidation) and statement of changes in net assets for the period January 1, 2024, through August 16, 2024 (date of liquidation) and the year ended December 31, 2023.
3.	Statement of operations for the period January 1, 2024, through December 6, 2024 (date of liquidation) and statement of changes in net assets for the period January 1, 2024, through December 6, 2024 (date of liquidation) and the year ended December 31, 2023.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of The Guardian Separate Account R based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of The Guardian Separate Account R in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2025

We have served as the auditor of one or more of the investment options of The Guardian Separate Account R since 2004.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017

T: (646) 471 3000, www.pwc.com/us

B-2